N-4	Dec. 10, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account A of Protective Life
Entity Central Index Key	0001050785
Entity Investment Company Type	N-4
Document Period End Date	Dec. 10, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	No. The Contract does not include charges for early withdrawal.
Are There Transaction Charges?
No. You may be charged $25 per transfer for each transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE - Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Are There Ongoing Fees and Expenses (annual charges)?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses in the table do not reflect any Advisory Fees paid from Contract Value or other assets of the Owner and if such charges were reflected, the fees and expenses would be higher.
Annual Fee	Minimum	Maximum
Base contract (1)	0.31%	0.31%
Investment options (Fund fees and expenses) (2)	0.11%	4.52%
Optional benefits available for an additional charge	See Rate Sheet Prospectus Supplement (3)	See Rate Sheet Prospectus Supplement (4)

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Pro Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract.
Lowest Annual Cost: See Rate Sheet Prospectus Supplement	Highest Annual Cost: See Rate Sheet Prospectus Supplement
Assumes:	Assumes:

•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Fund fees and expenses

•
No optional benefits

•
No additional Purchase Payments, transfers or withdrawals

•
No sales charge

•
No Advisory Fees

•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of optional benefits and Fund fees and expenses

•
No additional Purchase Payments, transfers, or withdrawals

•
No sales charge

•
No Advisory Fees

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals?No. The Contract does not include charges for early withdrawal.
Transaction Charges [Text Block]	Are There Transaction Charges?
No. You may be charged $25 per transfer for each transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE - Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses (annual charges)?
 Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses in the table do not reflect any Advisory Fees paid from Contract Value or other assets of the Owner and if such charges were reflected, the fees and expenses would be higher.
Annual Fee	Minimum	Maximum
Base contract (1)	0.31%	0.31%
Investment options (Fund fees and expenses) (2)	0.11%	4.52%
Optional benefits available for an additional charge	See Rate Sheet Prospectus Supplement (3)	See Rate Sheet Prospectus Supplement (4)

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Pro Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract.
Lowest Annual Cost: See Rate Sheet Prospectus Supplement	Highest Annual Cost: See Rate Sheet Prospectus Supplement
Assumes:	Assumes:

•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Fund fees and expenses

•
No optional benefits

•
No additional Purchase Payments, transfers or withdrawals

•
No sales charge

•
No Advisory Fees

•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of optional benefits and Fund fees and expenses

•
No additional Purchase Payments, transfers, or withdrawals

•
No sales charge

•
No Advisory Fees

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.31%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.31%	[1]
Base Contract (N-4) Footnotes [Text Block]
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.52%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	1.60%
Optional Benefits Footnotes [Text Block]
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Pro Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost:
See Rate Sheet Prospectus
Supplement

Highest Annual Cost:
See Rate Sheet Prospectus
Supplement
Assumes:Assumes:
•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Fund fees and expenses

•
No optional benefits

•
No additional Purchase Payments, transfers or withdrawals

•
No sales charge

•
No Advisory Fees

•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of optional benefits and Fund fees and expenses

•
No additional Purchase Payments, transfers, or withdrawals

•
No sales charge

•
No Advisory Fees

Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, federal and state income taxes may apply.
Withdrawals will reduce your Contract Value and death benefit. If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the death benefits and other guaranteed benefits.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” “ADVISORY FEES PAID FROM YOUR CONTRACT VALUE,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

Investment Restrictions [Text Block]
Are There Restrictions on the Investment Options?

Yes. Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitutions of Investments” in the Prospectus.

Optional Benefit Restrictions [Text Block]
Are There any Restrictions on Contract Benefits?

Yes. If you select a Protected Lifetime Income Benefit rider:
•
The Investment Options available to you under the Contract will be limited.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first.

•
Withdrawals from Contract Value that exceed the annual withdrawal amount under the rider may significantly reduce or eliminate the rider benefits.

•
We may stop offering an optional benefit rider at any time.

•
If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the death benefits and other guaranteed benefits.
If you purchased an optional death benefit, withdrawals may also reduce the benefit by an amount greater than the value withdrawn.
For additional information about the optional benefits, see "PROTECTED LIFETIME INCOME BENEFITS" and “ADVISORY FEES PAID FROM YOUR CONTRACT VALUE” and “DEATH BENEFIT - Selecting A Death Benefit” in the Prospectus.

Tax Implications [Text Block]
What Are the Contract’s Tax Implications?

You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally, all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. If you elect to have Advisory Fees paid out of your Contract Value, this deduction may be subject to federal and state income taxes and a 10% federal additional tax if you are younger than age 59 1/2.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Investment Professional Compensation [Text Block]
How Are Investment Professionals Compensated?

Some investment professionals may receive compensation for promoting and selling this Contract to you in the form of marketing allowances, cash, and other compensation. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

Exchanges [Text Block]
Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

Item 4. Fee Table [Text Block]
SECUREPAY FEE
The current SecurePay Fee applicable to your Contract is as follows:
Purchase of SecurePay Pro rider at Contract Purchase (as an annualized percentage of the Benefit Base)	1.50%
Purchase of SecurePay Pro rider under RightTime (as an annualized percentage of the Benefit Base)	1.60%
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and charges that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between Investment Options. These fees and expenses do not reflect any Advisory Fees paid to Financial Intermediaries from Contract Value or other assets of the Owner for the provision of investment advice. If such charges were reflected, costs would be higher. New York does not currently impose premium taxes on variable annuities.

TRANSACTION EXPENSES
Transfer Fee (1)	$25

(1)
Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.)

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including Fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES
Administrative Expenses(1)	$30
Base Contract Expenses (as a percentage of average Variable Account value) (2)	0.30%
Optional Benefit Expenses
	Maximum	Current
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(3)	1.00%(5)	See Rate Sheet Prospectus Supplement
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(4)	1.00%	See Rate Sheet Prospectus Supplement
Protected Lifetime Income Benefits
SecurePay Rider Fee(6) (as an annualized percentage of the Benefit Base(7) on each Monthly Anniversary Date, beginning with the 1st Monthly Anniversary Date following election of the rider)
	Maximum	Current
Purchase of SecurePay Pro rider at Contract Purchase	2.00%	See Rate Sheet Prospectus Supplement
Purchase of SecurePay Pro rider under RightTime	2.20%	See Rate Sheet Prospectus Supplement

(1)
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

(2)
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 0.20% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

(3)
The Return of Purchase Payments Death Benefit is equal to the greatest of  (i) your Contract Value, or (ii) your Purchase Payments less an adjustment for withdrawals. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fees” sections in the Prospectus.

(4)
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 83rd birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fees” sections in the Prospectus.

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(5)
For Contracts issued before December 13, 2024, the maximum charge for the Return of Purchase Payments Death Benefit Fee was 0.20%.

(6)
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base. See “THE SECUREPAY RIDER” in the Prospectus.

(7)
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY RIDER” in the Prospectus.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, can be found in an Appendix to this Prospectus. (See “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”)

ANNUAL FUND EXPENSES
	Minimum	Maximum
Annual Fund Expenses before any waivers or expense reimbursements (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.11%	4.52%
Annual Fund Expenses after any waivers or expense reimbursements (1)	0.11%	2.29%

(1)
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Example
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in the Contract, including transaction expenses, Administrative Expenses, Base Contract Expenses, and any optional rider charges, and both maximum and minimum Annual Fund Expenses.
The examples assume that you invest $100,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year. The examples do not reflect any Advisory Fees paid to Financial Intermediaries from Contract Value or other assets of the Owner, and if such fees were reflected, costs would be higher.
•
The first example assumes that you purchased the SecurePay rider with RightTime at the maximum rider fees.

•
The second example assumes that you have not purchased the the SecurePay rider.

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The examples also assume that the Maximum Anniversary Value Death Benefit is in effect, and that all Contract Value is allocated to the Variable Account. The examples do not reflect transfer fees.

The examples do not include Premium Taxes, as the state of New York does not currently impose Premium Taxes on variable annuities.

1.
If you purchased the SecurePay rider under RightTime:

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:
a.
reflecting the maximum charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$7,262	$21,442	$35,163	$67,446
Minimum Fund Expense	$3,018	$9,226	$15,673	$32,891

b.
reflecting the current charge:

	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,664	$19,736	$32,465	$62,774
Minimum Fund Expense	$2,409	$7,411	$12,666	$27,004

2.
If you have not purchased the SecurePay rider:

If you surrender, annuitize(1) or remain invested in the Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$5,087	$15,234	$25,341	$50,443
Minimum Fund Expense	$803	$2,508	$4,353	$9,662
Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

(1)
You may not choose an Annuity Date that is less than 1 year after the Issue Date. For more information, see “ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date" in the Prospectus. Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Date.

Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES
Transfer Fee (1)	$25

(1)
	Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.
Other Transaction Fee, Current [Dollars]	$ 25	[3]
Annual Contract Expenses [Table Text Block]
ANNUAL CONTRACT EXPENSES
Administrative Expenses(1)	$30
Base Contract Expenses (as a percentage of average Variable Account value) (2)	0.30%
Optional Benefit Expenses
	Maximum	Current
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(3)	1.00%(5)	See Rate Sheet Prospectus Supplement
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)(4)	1.00%	See Rate Sheet Prospectus Supplement
Protected Lifetime Income Benefits
SecurePay Rider Fee(6) (as an annualized percentage of the Benefit Base(7) on each Monthly Anniversary Date, beginning with the 1st Monthly Anniversary Date following election of the rider)
	Maximum	Current
Purchase of SecurePay Pro rider at Contract Purchase	2.00%	See Rate Sheet Prospectus Supplement
Purchase of SecurePay Pro rider under RightTime	2.20%	See Rate Sheet Prospectus Supplement

(1)
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

(2)
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 0.20% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

(3)
The Return of Purchase Payments Death Benefit is equal to the greatest of  (i) your Contract Value, or (ii) your Purchase Payments less an adjustment for withdrawals. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fees” sections in the Prospectus.

(4)
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 83rd birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fees” sections in the Prospectus.

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(5)
For Contracts issued before December 13, 2024, the maximum charge for the Return of Purchase Payments Death Benefit Fee was 0.20%.

(6)
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base. See “THE SECUREPAY RIDER” in the Prospectus.

(7)
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY RIDER” in the Prospectus.

Administrative Expense, Maximum [Dollars]	$ 30	[4]
Administrative Expense, Footnotes [Text Block]
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.30%	[5]
Base Contract Expense, Footnotes [Text Block]
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 0.20% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

Optional Benefit Expense, Footnotes [Text Block]	For Contracts issued before December 13, 2024, the maximum fee for the Return of Purchase Payments Death Benefit is 0.20%.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Fund Expenses before any waivers or expense reimbursements (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.11%	4.52%
Annual Fund Expenses after any waivers or expense reimbursements (1)	0.11%	2.29%

(1)
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Portfolio Company Expenses [Text Block]
ANNUAL FUND EXPENSES
	Minimum	Maximum
Annual Fund Expenses before any waivers or expense reimbursements (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.11%	4.52%
Annual Fund Expenses after any waivers or expense reimbursements (1)	0.11%	2.29%

(1)
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Portfolio Company Expenses, Footnotes [Text Block]
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$5,087	$15,234	$25,341	$50,443
Minimum Fund Expense	$803	$2,508	$4,353	$9,662

Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,087
Surrender Expense, 1 Year, Minimum [Dollars]	803
Surrender Expense, 3 Years, Maximum [Dollars]	15,234
Surrender Expense, 3 Years, Minimum [Dollars]	2,508
Surrender Expense, 5 Years, Maximum [Dollars]	25,341
Surrender Expense, 5 Years, Minimum [Dollars]	4,353
Surrender Expense, 10 Years, Maximum [Dollars]	50,443
Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,662
Annuitize Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$5,087	$15,234	$25,341	$50,443
Minimum Fund Expense	$803	$2,508	$4,353	$9,662
		[6]
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,087	[6]
Annuitized Expense, 1 Year, Minimum [Dollars]	803	[6]
Annuitized Expense, 3 Years, Maximum [Dollars]	15,234	[6]
Annuitized Expense, 3 Years, Minimum [Dollars]	2,508	[6]
Annuitized Expense, 5 Years, Maximum [Dollars]	25,341	[6]
Annuitized Expense, 5 Years, Minimum [Dollars]	4,353	[6]
Annuitized Expense, 10 Years, Maximum [Dollars]	50,443	[6]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 9,662	[6]
No Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$5,087	$15,234	$25,341	$50,443
Minimum Fund Expense	$803	$2,508	$4,353	$9,662

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,087
No Surrender Expense, 1 Year, Minimum [Dollars]	803
No Surrender Expense, 3 Years, Maximum [Dollars]	15,234
No Surrender Expense, 3 Years, Minimum [Dollars]	2,508
No Surrender Expense, 5 Years, Maximum [Dollars]	25,341
No Surrender Expense, 5 Years, Minimum [Dollars]	4,353
No Surrender Expense, 10 Years, Maximum [Dollars]	50,443
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,662
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right investment for you.  Please discuss your insurance needs and financial objectives with your financial professional.
Investment Risk. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on the death benefits and the Annuity Options under the Contract as well as the Benefit Base if you select a Protected Lifetime Income Benefit rider under the RightTime option and your ability to increase the Benefit Base if you select a Protected Lifetime Income Benefit rider either at Contract Issue or later under the RightTime option. The investment risks are described in the prospectuses for the Funds.
Tax Consequences. Generally all earnings are tax-deferred until withdrawn or until annuity income payments begin. If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferred benefit. Distributions (which include surrenders, withdrawals, or payment of death benefits) from non-Qualified Contracts will generally result in taxable income if Contract Value has increased. Distributions from Qualified Contracts will generally result in taxable income even if Contract Value has not increased. All amounts includable in income with respect to the Contract are taxed at ordinary income tax rates. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. See “Federal Tax Matters.” Generally, we will not treat the Advisory Fee paid from your Contract Value as a taxable withdrawal if certain conditions are met. For more information, see “Federal Tax Matters” and “Advisory Fees Paid From Your Contract Value.”
Advisory Fee Risk. The deduction of the Advisory Fee will reduce your Contract Value, but will not be treated as a withdrawal and will not reduce the value of your Benefit Base or adjusted aggregate Purchase Payments for the Return of Purchase Payments Death Benefit. However, because such deduction will reduce the Contract Value, the death benefits under the Contract may also be reduced, perhaps significantly. Ongoing deductions will also not count as withdrawals under the SecurePay rider, however, they will reduce the Contract Value and therefore may limit the potential for increasing the rider’s Annual Withdrawal Amount and Benefit Base through higher Contract Values on Contract Anniversaries. If you elect to have the Advisory Fee paid out of your Contract Value, this deduction may be subject to federal and state income taxes and a 10% federal additional tax if you are younger than age 59½.
Protected Lifetime Income Benefit Risk. If you select the SecurePay Pro rider, you must allocate your Purchase Payments and Contract Value in accordance with certain guidelines and restrictions, which will limit or restrict the Investment Options available to you under the Contract. If you fail to allocate your Purchase Payments and Contract Value in accordance with the guidelines and restrictions, the optional benefit rider will terminate. If the optional benefit terminates and you have not made any additional Purchase Payments after termination of the rider, within 30 days you may instruct us to reinstate the rider subject to certain conditions we require. You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. If you purchase the SecurePay Pro rider and your withdrawals from Contract Value exceed the annual withdrawal amount under the rider, your rider benefits may be significantly reduced or eliminated. If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the death benefits and other guaranteed benefits. See “Payment of Advisory Fees.” We may stop offering an optional benefit rider at any time. For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFIT” in the Prospectus.
Purchase Payment Risk. We reserve the right to refuse any Purchase Payments and to further limit your ability to make subsequent Purchase Payments. If we exercise our right to suspend, reject, and/or place limitations on the acceptance of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments and therefore may limit increases in the death benefits and values of the Protected Lifetime Income Benefit rider. This could also prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer-sponsored retirement plan or an IRA. The Company restricts Purchase Payments in connection with the SecurePay rider. We will also not accept Purchase Payments on or after the earlier of the oldest Owner’s and Annuitant’s 86th birthday or within 3 years of the Annuity Date. For additional information about Purchase Payments, see “PURCHASE PAYMENTS” in the Prospectus.
Company Risk. An investment in the Contract is subject to the risks related to Protective Life. Any obligations (including under the Guaranteed Account, death benefits, and any Protected Lifetime Income Benefits), guarantees, or benefits are subject to the claims-paying ability of Protective Life. More information about Protective Life, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing to us at the address shown on the cover page of this Prospectus.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value or the Funds’ ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Item 10. Benefits Available (N-4) [Text Block]
OPTIONAL DEATH BENEFIT FEES
The current fee for each of the two optional death benefits available under your Contract are as follows:
Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.20%
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.35%

DEATH BENEFIT
If any Owner dies before the Annuity Date and while the Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Date.
We will determine the death benefit as of the end of the Valuation Period during which we receive at our Administrative Office Due Proof of Death of the Owner, either by certified death certificate or by judicial order from a court of competent jurisdiction or similar tribunal. If we receive Due Proof of Death of the Owner after the end of the Valuation Period, we will determine the death benefit on the next Valuation Date. Only one death benefit is payable under the Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner’s death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and Non-Qualified Contracts, except where noted otherwise. In that regard, the post-death distribution requirements for Qualified Contracts and Non-Qualified Contracts are similar, but there are some significant differences. For a discussion of the post-death distribution requirements for Qualified Contracts, see “QUALIFIED RETIREMENT PLANS, Required Minimum Distributions.”
The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code in the case of a Non-Qualified Contract, and Section 401(a)(9) of the Code in the case of a Qualified Contract. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.
Please note that any death benefit payment we make in excess of the Variable Account value is subject to our financial strength and claims-paying ability.
Payment of the Death Benefit
The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate.
If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death of the Owner, and the entire Contract Value must be distributed under one of the following options:
a.
the entire Contract Value must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner’s death, and subject to certain further limits in the case of a Qualified Contract; or,

b.
the entire Contract Value must be distributed (i) within 5 years of the Owner’s death if the Contract is a Non-Qualified Contract or, in some cases, a Qualified Contract, or (ii) within 10 years of the Owner’s death if the Contract is a Qualified Contract and the 5-year requirement does not apply under applicable federal tax rules.

The tax rules for Qualified Contracts differ in some material respects from the tax rules for Non-Qualified Contracts, including by limiting the types of beneficiaries who can elect the first option above and the circumstances in which a 5-year or 10-year distribution requirement will apply. See “QUALIFIED RETIREMENT PLANS, Required Minimum Distributions.”
If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which the Beneficiary wishes to receive his or her portion of the death benefit, and the value of each Beneficiary’s portion of the claim is established as of date we receive that Beneficiary’s claim. Until the death benefit is fully distributed, however, the undistributed portion of the death benefit will remain invested in accordance with the Owner’s allocation instructions. Accordingly, if we do not receive instructions in Good Order from the Beneficiary (or Beneficiaries) to make an immediate distribution or transfer all or part of the Beneficiary’s portion of the death benefit to the Fixed Account, the value of the portion of the death benefit that remains invested in the Sub-Accounts will be subject to the investment performance of the underlying Funds, and may increase or decrease in value.
Automatic Transfers Upon the Death of an Owner.   Regardless of whether your Contract is Qualified or non-Qualified, in the event of the Owner’s death, all automatic transfers under the Contract, such as dollar cost averaging and portfolio rebalancing will cease upon receipt of Due Proof of Death of the Owner at our Administrative Office. If the surviving spouse elects to continue the Contract as the new Owner, they may also elect to participate in the dollar cost averaging and portfolio rebalancing programs by sending us new instructions, subject to the requirements governing those programs described in this Prospectus. Any eligible Beneficiary who elects a Death Benefit payment option that provides for the payment of Death Benefit proceeds either over the lifetime of the Beneficiary or within 5 or 10 years following the Owner’s death (as applicable under federal tax rules) may transfer Contract Value among the Sub-Accounts and participate in the portfolio rebalancing program. Because that Beneficiary may not make additional premium payments, however, the Beneficiary may not participate in dollar cost averaging. See, “DEATH BENEFIT — Payment of the Death Benefit.”
Continuation of the Contract by a Surviving Spouse
In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the deceased Owner’s spouse is the sole Beneficiary, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner. This election is only available, however, if:
a.
the surviving spouse’s age on the Contract Issue Date would not have prevented her or his purchase of the Contract on that date;

b.
the surviving spouse’s age on either the Contract Issue Date or any date prior to the date on which we accept the request for continuation, would not have prevented the purchase of any optional benefit associated with the Contract on the requested continuation date; and

c.
the Maximum Annuity Date on the requested continuation date is on or after the Annuity Date in effect on the deceased spouse’s date of death, unless we agree otherwise.

The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received Due Proof of Death. The death benefit is not terminated by a surviving spouse’s continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse’s death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death and must be distributed to the new Beneficiary according to option (a) or (b) described above under “Payment of the Death Benefit.”
A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.
The rights of a Beneficiary under an annuity contract depend in part upon whether the Beneficiary is recognized as a “spouse” under federal tax law. A Beneficiary who is recognized as a spouse is treated more favorably than a Beneficiary who is not a spouse for federal tax purposes. Specifically, a Beneficiary who is the spouse of the deceased Owner may continue the Contract and become the new Owner, as described above. In contrast, a Beneficiary who is not recognized as a spouse of the deceased Owner generally must surrender the Contract within 5 or 10 years of the Owner’s death, or take distributions from the Contract over the Beneficiary’s life or life expectancy, beginning within one year of the deceased Owner’s death, with the applicable rules different depending on whether the Contract is a Non-Qualified Contract or a Qualified Contract.
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax law purposes. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.
If you have questions concerning your status as a spouse for federal tax purposes and how that status might affect your rights under the Contract, you should consult your legal adviser.
Whether a beneficiary continues the Contract as a spouse could also affect the rights and benefits under the Protected Lifetime Income Benefit rider. If state law affords legal recognition to domestic partnerships or civil unions, the rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the riders. However, as described above, for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as spouses for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the rider benefit while the surviving Beneficiary is still alive.
In addition, if the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage), this right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase a Protected Lifetime Income Benefit rider before consulting legal and financial and carefully evaluating whether the Protected Lifetime Income Benefit rider is suitable for his or her needs.
Selecting a Death Benefit
This Contract offers a standard death benefit, the Contract Value Death Benefit and two optional death benefits, the Return of Purchase Payments Death Benefit and the Maximum Anniversary Value Death Benefit. The following table summarizes information about the death benefits available under the Contract.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Contract Value Death Benefit	Equal to the Contract Value as of the date we receive Due Proof of Death	Standard	No charge	• If Advisory Fees are paid from Contract Value, the ongoing deductions will reduce the Contract Value and therefore the Death Benefit.
Return of Purchase Payments Death Benefit
Equal to the greatest of:
1.
the Contract Value, or

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment for each withdrawal is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value.)

		Optional	1.00% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date) (1)
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
If Advisory Fees are paid from Contract Value, the ongoing deductions will reduce the Contract Value and therefore the Death Benefit.

•
Withdrawals can reduce the Death Benefit by more than the amount withdrawn.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/Limitations
Maximum Anniversary Value Death Benefit
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value), or

3.
the greatest anniversary value attained prior to the older Owner’s 83rd birthday.

		Optional	1.00% (as an annualized percentage of the death benefit value on each Monthly Anniversary Date)
•
Available only at purchase (subject to availability).

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
Cannot be elected if the oldest Owner is 78 or older.

•
If Advisory Fees are paid from Contract Value, the ongoing deductions will reduce the Contract Value and therefore the Death Benefit.

•
Withdrawals can reduce the Death Benefit by more than the amount withdrawn.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

?
(1)
For Contracts issued before December 13, 2024, the maximum fee for the Return of Purchase Payments Death Benefit is 0.20%.

You must determine the type of death benefit you want when you apply for your Contract. You may not change your death benefit selection after your Contract is issued.
The Contract Value Death Benefit is included with your Contract at no additional charge. You may select the optional Return of Purchase Payments Death Benefit or the Maximum Anniversary Value Death Benefit for an additional fee, but with respect to the Maximum Anniversary Value Death Benefit, only if the oldest Owner is younger than 78 on the Issue Date of the Contract.
You should carefully consider each of these death benefits and consult a qualified financial adviser to help you carefully consider the death benefits offered with the Contract, and if you select the Return of Purchase Payments Death Benefit or the Maximum Anniversary Value Death Benefit, the relative costs, benefits and risks of the fee options in your particular situation.
Contract Value Death Benefit
The Contract Value Death Benefit will equal the Contract Value as of the date we receive Due Proof of Death. Note that the Contract Value is reduced by fees and charges. If an Owner chooses to pay Advisory Fees from his or her Contract Value, then these ongoing deductions will reduce the Contract Value and therefore the death benefit amount.
For example, assume that your starting Contract Value is $100,000 and that your agreement with your financial adviser includes an Advisory Fee of 1.50% annual rate taken at the beginning of each quarter. Assuming a growth rate of 5% annually (net of all other fees and charges), if you choose to take Advisory Fees from the Contract, by the end of one year you will pay $1,519.19 to your adviser and your Contract Value will be $103,443.84. Had you chosen not to take Advisory Fees from your Contract, your Contract Value at the end of the year, and therefore your Contract Value Death Benefit at that time, would have been $105,000, a difference of  $1,556.16. Over ten years, assuming a constant net growth rate of 5%, the Contract Value death benefit would be lower by $22,728.73 due to the payment of the Advisory Fee. You should discuss with your adviser whether it is in your best interest to take Advisory Fees from your Contract or pay them from another source.
Optional Return of Purchase Payments Death Benefit
At the time of application (subject to availability), you may select the Return of Purchase Payments Death Benefit. The Return of Purchase Payments Death Benefit will equal the greater of  (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each withdrawal; provided, however, that the Return of Purchase Payments
Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value. Deduction of the fee(s) for any optional benefit purchased and deduction of the Advisory Fee (if elected) are not treated as withdrawals for purposes of adjusting the Return of Purchase Payments Death Benefit. If an Owner chooses to pay Advisory Fees from his or her Contract Value, then these ongoing deductions will reduce the Contract Value and could therefore reduce the death benefit amount. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn. See Appendix: Example of Death Benefit Calculations for an example of the calculation of the Return of Purchase Payments Death Benefit.
It is possible that, at the time of an Owner’s death, the Return of Purchase Payments Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Return of Purchase Payments Death Benefit before you decide whether the Return of Purchase Payments Death Benefit is right for you.
Suspension of the Enhanced Value of the Return of Purchase Payments Death Benefit
For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value, regardless of whether the Return of Purchase Payments Death Benefit option is selected (or purchased). During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. The Company will continue to assess the fee for Return of Purchase Payments Death Benefit during the one-year period of suspension. If death occurs after the one-year period has ended, we will include the value of the Return of Purchase Payments Death Benefit option when calculating the death benefit payable to the beneficiary.
Return of Purchase Payments Death Benefit Fee
We assess a fee for the Return of Purchase Payments Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “CHARGES AND DEDUCTIONS, Death Benefit Fees.”)
Optional Maximum Anniversary Value Death Benefit
At the time of application (subject to availability), you may select the Maximum Anniversary Value Death Benefit if the Issue Date of the Contract is before the oldest Owner’s 78th birthday.
We will determine an anniversary value for each Contract Anniversary occurring before the earlier of the older Owner’s 83rd birthday or the deceased Owner’s date of death. Each anniversary value is equal to the sum of:
?
•
the Contract Value on that Contract Anniversary; plus

?
•
all Purchase Payments since that Contract Anniversary; minus

?
•
an adjustment for each withdrawal (including any withdrawal made under the SecurePay rider) since that Contract Anniversary.

The adjustment for each withdrawal since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value. Deduction of fee(s) for any optional benefit purchased and deduction of the Advisory Fee (if elected) are not treated as withdrawals for purposes of adjusting the Maximum Anniversary Value Death Benefit amount. If an Owner chooses to pay Advisory Fees from his or her Contract Value, then these ongoing deductions will reduce the Contract Value and could therefore reduce the death benefit amount. If the value of the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn.
The Maximum Anniversary Value Death Benefit will equal the greatest of  (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal; or (3) the greatest anniversary value attained prior to the older Owner’s 83rd birthday; provided, however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount withdrawn reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the withdrawal, the adjustment will be larger than the amount withdrawn. See Appendix: Example of Death Benefit Calculations for an example of the calculation of the Maximum Anniversary Value Death Benefit.
It is possible that, at the time of an Owner’s death, the Maximum Anniversary Value Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.
Suspension of Maximum Anniversary Value Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Anniversary Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include the Contract Value on the Contract Anniversary occurring during the one-year suspension as well as Purchase Payments received and withdrawals made during the one-year suspension when calculating the Maximum Anniversary Value Death Benefit.
Maximum Anniversary Value Death Benefit Fee
We assess a fee for the Maximum Anniversary Value Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “Charges and Deductions, Death Benefit Fees.”) It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”)
Important Considerations for Choosing a Death Benefit
The optional death benefits are each subject to a withdrawal adjustment that can reduce the value of the Death Benefit by more than the amount withdrawn. Your SecurePay Withdrawals may cause the value of these optional death benefits to be no greater than the Contract Value Death Benefit, for which we do not assess a fee.
You should also consider the effect of the optional SecurePay rider on your choice of death benefit options. If you purchase the SecurePay rider, you may not make any additional Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first. This will limit your ability to increase your death benefit value by making addional Purchase Payments, particuarly under the Return of Purchase Payments Death Benefit. In addition, your SecurePay Withdrawals will reduce your Contract Value and any death benefit that is based on your Contract Value. Higher withdrawals will reduce the value of your death benefit more quickly.
Escheatment of Death Benefit
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s annuity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Contract beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. We will withhold tax and tax report on the amount that escheats to the state. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to our Administrative Office.
PROTECTED LIFETIME INCOME BENEFITS
If you are concerned that poor investment performance or market volatility in the Sub-Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge an optional protected lifetime income benefit rider — the SecurePay rider. Under this rider, we guarantee the right to make withdrawals each Contract Year for life (subject to certain conditions) — even if your Contract Value declines, or reduces to zero, due to poor market performance.
Please note that any amounts in excess of the Variable Account value that we make available through withdrawals, lifetime payments, or guaranteed values under the rider are subject to our financial strength and claims-paying ability.
The following table summarizes information about the optional Protected Lifetime Income Benefit available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
SecurePay Pro rider	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero.	2.00% (1) (if selected at Contract Purchase) 2.20% (1) (under RightTime option)	See Rate Sheet Prospectus Supplement
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Benefit limits available Investment Options

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No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first

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Withdrawals will reduce the Benefit Base and available SecurePay withdrawals

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Excess Withdrawals may significantly reduce or eliminate value of benefit

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Available to Contract Owners age 60 to 85.

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Advisory Fee deductions will reduce the Contract Value and therefore may limit the potential for increasing the rider’s Annual Withdrawal Amount and Benefit Base through higher Contract Values on Contract Anniversaries.

(1)
Fee is calculated as a percentage of the Benefit Base.

THE SECUREPAY PRO RIDER
In general, the SecurePay rider guarantees the right to make withdrawals (“SecurePay Withdrawals”) based upon the value of a protected lifetime income benefit base (“Benefit Base”) that will remain fixed if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions of the rider. Withdrawals from your Contract before the Benefit Election Date, and Excess Withdrawals on or after the Benefit Election Date, reduce the Annual Withdrawal Amount and the Benefit Base, perhaps significantly. If said withdrawals reduce the Contract Value to zero, the Contract and the SecurePay Rider will terminate. (For more information regarding the effect of withdrawals and Excess Withdrawals on the Benefit Base, see “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”) In order to maintain your SecurePay rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The SecurePay rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased.
Under the SecurePay rider, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount (“AWA”) — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.
Withdrawals under the SecurePay rider while your Contract Value is greater than zero are withdrawals of your own money and will be deducted from your Contract Value and not from our general account assets. If your Contract Value is reduced to zero (other than due to an Excess Withdrawal), the Company will make lifetime income benefit payments from its own assets. It is possible the Company will not have to make lifetime income benefit payments to the Owner from the Company’s own assets.
You may purchase the SecurePay rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. See “Purchasing the Optional SecurePay Rider.”
SecurePay does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
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If you purchase the SecurePay rider, your options for allocating Purchase Payments and Contract Value are restricted to limit the risk that the Company will be required to make lifetime payments under the SecurePay rider from Protective Life’s general account. See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”.

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You may not make any additional Purchase Payments two years or more after the date the rider is issued (the “Rider Issue Date”), or on or after the Benefit Election Date, whichever comes first. Such restrictions on Purchase Payments after the Benefit Election Date or two years following the Rider Issue Date may limit the ability to increase the Benefit Base, and therefore the AWA, through higher Contract Values on Contract Anniversaries, as well as limit the ability for increase in Contract Value and death benefit values (particularly the Return of Purchase Payments Death Benefit). In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

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If an Owner chooses to pay Advisory Fees from his or her Contract Value, such deductions will not count as withdrawals under the rider and will not reduce the Annual Withdrawal Amount or the Benefit Base, but such ongoing deductions will reduce the Contract Value and therefore may limit the potential for increasing the Annual Withdrawal Amount and Benefit Base through higher Contract Values on Contract Anniversaries.

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Any change in a Covered Person following the Benefit Election Date (the “Benefit Period”), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.

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On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.

The ways to purchase the SecurePay rider, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.
You should not purchase the SecurePay rider if:
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you expect to take any withdrawals before the Benefit Election Date and any withdrawals on or after the Benefit Election Date in excess of the AWA (“Excess Withdrawals”) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit. See “Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals”; or

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you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

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you do not expect to take SecurePay Withdrawals (especially before the age of 95).

Appendix: Example of SecurePay Rider demonstrates the operation of the SecurePay rider using hypothetical examples. You should review Appendix: Example of SecurePay Rider and consult your sales representative to discuss whether SecurePay suits your needs.
Purchasing the Optional SecurePay Rider
You may purchase the SecurePay rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. The Owner (or older Owner) or Annuitant must be age 85 or younger and the youngest Owner and Annuitant must be age 60 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” eligibility is determined by the age of the Annuitant.
Important Considerations:
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You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.

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You may not cancel the SecurePay rider during the ten years following the Rider Issue Date.

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We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

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You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”).

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Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

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You must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.

Allocation Guidelines and Restrictions
In order to maintain your SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay rider. Please see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”
Designating the Covered Person(s)
The Covered Person is the person upon whose life the SecurePay rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
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If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

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Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

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Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

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The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions and Domestic Partners.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
	Single Life Coverage	Joint Life Coverage
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may purchase a new SecurePay rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Joint Owner/ Spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may purchase a new SecurePay rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Changing Beneficiaries — Single Owner with Joint Life Coverage.   After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Beginning Your SecurePay Withdrawals
You must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.
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Even though your SecurePay rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

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You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

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All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.

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You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

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You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.
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Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

Any withdrawals made on or after the Rider Issue Date but prior to the Benefit Election Date — including automatic withdrawals — will similarly result in a reduction in the Benefit Base and corresponding AWA, and may even significantly reduce or eliminate the value of such benefits.
Please consult your sales representative regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.
Important Considerations
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All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year after the Benefit Election Date. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are “Excess Withdrawals.” You should not purchase the SecurePay rider if you intend to take Excess Withdrawals.
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Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

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Excess Withdrawals may result in a significantly lower AWA in the future.

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Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Rate Sheet Prospectus Supplement Information
The Rate Sheet Prospectus Supplement contains the Maximum Withdrawal Percentage(s) for the SecurePay rider, the current fees for the available Optional Death Benefits, and the current fee for the SecurePay rider applicable to contracts applied for while that Rate Sheet Prospectus Supplement remains in effect (the “Effective Period”). The Effective Period is described in each Rate Sheet Prospectus Supplement. See “Maximum Withdrawal Percentage”. The Rate Sheet Prospectus Supplement also updates the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Prospectus and Initial Summary Prospectus, respectively, taking into account the current fees for the optional benefits disclosed in the Rate Sheet Prospectus Supplement.
In order for us to use the percentages in any particular Rate Sheet Prospectus Supplement, your necessary application information must be signed during it’s Effective Period. We must receive your necessary application information and payment of at least the minimum initial Purchase Payment ($5,000) within ten calendar days of the end of the Effective Period. If you plan to pay the initial Purchase Payment by exchanging another annuity contract that you own, we must receive your necessary application information within ten calendar days of the end of the Effective Period and the exchanged amount within 90 calendar days of the end of the Effective Period. If those conditions (the “Rate Sheet Eligibility Conditions”) are met, or if the then current Rate Sheet Prospectus Supplement percentages are identical to those set forth in the Rate Sheet Prospectus Supplement attached to your Prospectus, we will follow our established procedures for issuing the Contract. See “Issuance of a Contract.”
If any of these conditions are not met, we will consider your application not to be in Good Order. In that case, we will inform your financial adviser and request instructions as whether to apply the initial Purchase Payment and issue the Contract with the percentages in effect under the current Rate Sheet Prospectus Supplement or cancel the application and return your Purchase Payment. If your financial adviser instructs us to issue the Contract, we will provide you with the Rate Sheet Prospectus Supplement that applies to your Contract and an amendment to your application upon delivery of the Contract. If we are unable to contact your financial adviser within five business days after we determine the application is not in Good Order, we will return your Purchase Payment. You, or your financial adviser may also instruct us to issue the Contract without the SecurePay rider. Once we receive both the necessary application information and at least the minimum initial Purchase Payment, we will follow our established procedures for issuing the Contract.
If any of the Rate Sheet Eligibility Conditions are not met because of reasons reasonably beyond your control, Protective Life may, in its sole discretion, modify, terminate, suspend or waive the Rate Sheet Eligibility Conditions on such terms and conditions as it deems advisable (each a “Rate Sheet Eligibility Condition Change”). Any such Rate Sheet Eligibility Condition Change shall be effected by the Company on a basis that is not unfairly discriminatory.
Since the Optional Death Benefits can only be purchased at Contract Issue, the fee for a particular Optional Death Benefit will be disclosed in the Rate Sheet Prospectus Supplement in effect when you signed your Contract. If you purchase a SecurePay rider under the RightTime option, the Rate Sheet Prospectus Supplement containing the applicable SecurePay rider fee will be the Rate Sheet Prospectus Supplement with an Effective Period that includes your Rider Issue Date. You should not purchase the SecurePay rider without first obtaining the applicable Rate Sheet Prospectus Supplement. Please contact us at 1-800-456-6330 to obtain the current Rate Sheet Prospectus Supplement. The current Rate Sheet Prospectus Supplement is also available online at https://protective.onlineprospectus.net/protective/ProtectiveInvestorsBenefitAdvisoryVariableAnnuityNY/index.html and www.sec.gov under File Number 333-238855. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance. The relevant information from all superseded Rate Sheet Prospectus Supplements can be found in Appendix: Superceded Rate Sheet Prospectus Supplement Information to the Prospectus.
Determining the Amount of Your SecurePay Withdrawals
The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election Form at our Administrative Office in “good order” by multiplying your Benefit Base on that date by the “Maximum Withdrawal Percentage” applicable to your Contract and determined according to the Rate Sheet Prospectus Supplement effective when you purchase it. The Benefit Election form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office.
Maximum Withdrawal Percentage
The Maximum Withdrawal Percentage is set forth in the Rate Sheet Prospectus Supplement attached to your Prospectus. See “Rate Sheet Prospectus Supplement Information.”
Under certain circumstances, we may increase your AWA. See “Required Minimum Distributions.” In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See “Reduction of Contract Value to Zero.”)
Calculating the Benefit Base Before the Benefit Election Date
The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.
Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.
If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date.
Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.
Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.
Because all withdrawals made prior to the Benefit Election Date reduce the Benefit Base, you should carefully consider the impact of these withdrawals prior to scheduling them. Withdrawals prior to the Benefit Election Date could significantly reduce or even eliminate the value of the SecurePay Benefit.
On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the “SecurePay Anniversary Value” if that value is higher than the Benefit Base. On each Contract Anniversary, the “SecurePay Anniversary Value” is equal to your Contract Value on that Contract Anniversary. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.
Calculating the Benefit Base On or After the Benefit Election Date
We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year’s Annual Withdrawal Amount.
SecurePay Withdrawals
SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.
Important Consideration
SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.
For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.
Excess Withdrawals
During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.
An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.
a.
If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal.

b.
If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).
However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)). An Excess Withdrawal could reduce the Benefit Base by substantially more than the actual amount of the withdrawal. Furthermore, a $1,000 Excess Withdrawal will reduce the Benefit Base by more than $1,000.
We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage.
Reduction of Contract Value to Zero
If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay rider as follows:
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We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. Please note that we may accept different payment intervals.

If you request a surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, we will pay you a lump sum equal to such remaining AWA.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.
As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL.”
Benefit Available on Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday)
If the Owner annuitizes before the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”) the SecurePay rider will terminate and the Owner will not be entitled to any benefits under the rider, including the Annual Withdrawal Amount. The annuity payments may be less than the Annual Withdrawal Amount. Please discuss with your financial advisor whether it is in your best interest to annuitize prior to the Maximum Annuity Date since you will have paid for the SecurePay rider without having received the benefit payable under the rider. The SecurePay rider may not be suitable for you if you intend to annuitize the Contract prior to the Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday).
If your SecurePay rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
You must annuitize the Contract no later than the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”). The SecurePay rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.
SecurePay Fee
We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.
The SecurePay Fee is currently 1.50% (1.60% under RightTime) of the Benefit Base. We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above a maximum 2.00% (2.20% under RightTime) of the Benefit Base.
We reserve the right to increase the SecurePay fee up to the maximum stated above if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. See “SecurePay Rider.”
Terminating the SecurePay Rider
The SecurePay rider will terminate upon the earliest of:
•
the Valuation Date you terminate your SecurePay rider (permitted after the rider has been in effect for at least ten years);

•
the Valuation Date the Contract is surrendered or terminated;

•
the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

•
the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

•
the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);

•
for a SecurePay rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

•
for a SecurePay rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

•
the Annuity Date;

•
the Maximum Annuity Date (being the Owner’s choice of the options outlined under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

•
the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

Deduction of the monthly fee for the SecurePay rider ceases upon termination. We will not refund the SecurePay fees you have paid if your SecurePay rider terminates for any reason. If your SecurePay rider terminates, you may not reinstate it or purchase a new rider except as described below under “Spousal Continuation” and “Reinstating Your SecurePay Rider Within 30 Days of Termination.”
Spousal Continuation
Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay rider, provided the surviving spouse meets the rider’s issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of  (1) the Contract Value (which will reflect the Death Benefit), or (2) the current Benefit Base.
If the SecurePay Benefit Election Form indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date and the surviving spouse elects to continue the Contract and become the new Sole Owner, then the surviving spouse may purchase a new SecurePay rider before the Annuity Date if we are offering the rider at that time. If all the conditions to purchase a new SecurePay rider have been met, we will issue the rider upon our receipt of the surviving spouse’s written request. The new rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued. This means:
•
The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.

•
We will impose the current SecurePay Fee in effect on the new Rider Issue Date.

The surviving spouse may not purchase a new SecurePay rider if he or she does not meet the rider’s issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered Person. Please note that we may limit the availability of the SecurePay rider at any time.
If the SecurePay Benefit Election Form indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.
Reinstating Your SecurePay Rider Within 30 Days of Termination
If your SecurePay rider terminated due to a Prohibited Allocation instruction (see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS”) or due to a change in Covered Person after the Benefit Election Date (see “Designating the Covered Person(s)”), and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.
If termination occurred due to a Prohibited Allocation instruction, your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider’s Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. If termination occurred due to a change in Covered Person after the Benefit Election Date, your written reinstatement request must correct the change in Covered Person by directing us to designate under the reinstated rider the original Covered Person(s) that had been selected on the Benefit Election Date.
We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay rider Issue Date, Benefit Base, AWA, SecurePay Fee and, if applicable, Maximum Withdrawal Percentage, as it had prior to termination.
Tax Consequences
Treatment of Civil Unions and Domestic Partners.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as “spouses” for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the SecurePay rider benefit while the surviving Beneficiary is still alive.
In addition, the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay rider before consulting legal and financial advisers and carefully evaluating whether the SecurePay rider is suitable for his or her needs.
Other Tax Matters.   For a discussion of other tax consequences specific to the SecurePay rider, please see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.”
Required Minimum Distributions
If the SecurePay rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.
In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.
In general, under the SecurePay rider, you may withdraw the greater of  (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.
Note: If you submit your Benefit Election Form before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.
ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
In order to maintain the SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the rider.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the rider and we will have less risk to hedge under the rider than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies.
The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Category 1
Minimum Allocation: 40%
Maximum Allocation: 100%
American Funds® IS - The Bond Fund of America®
American Funds® IS - Capital World Bond Fund®
American Funds® IS - U.S. Government Securities Fund®
Columbia VP — Intermediate Bond
Columbia VP — Limited Duration Credit
Dimensional VA Global Bond
Dimensional VA Short-Term Fixed
Fidelity® VIP FundsManager 20%
Fidelity® VIP Investment Grade Bond
Goldman Sachs VIT Core Fixed Income
Invesco® V.I. Government Securities
Invesco® V.I. U.S. Government Money
Lord Abbett Series Fund - Short Duration Income
PIMCO VIT Low Duration
PIMCO VIT Short-Term
PIMCO VIT Total Return
Protective Life Dynamic Allocation Series — Conservative
Vanguard® VIF Money Market
Vanguard® VIF Short-Term Investment Grade
Vanguard® VIF Total Bond Market Index
Western Asset Core Plus VIT
Category 2
Minimum Allocation: 0%
Maximum Allocation: 60%
LVIP American Century Balanced (formerly, American Century Investments® VP Balanced)
American Funds® IS - Asset Allocation
American Funds® IS - Capital Income Builder®
American Funds® IS - Global Balanced
BlackRock 60/40 Target Allocation ETF V.I.
BlackRock Global Allocation V.I.
Columbia Variable Portfolio — Balanced
Columbia Variable Portfolio — Strategic Income
Dimensional VA Global Moderate Allocation
Fidelity® VIP Asset Manager
Fidelity® VIP Balanced
Fidelity® VIP Target Volatility
Franklin Income VIP
Franklin Strategic Income VIP
Goldman Sachs VIT Multi-Strategy Alternatives
Goldman Sachs VIT Trend Driven Allocation(1)
Invesco® V.I. Balanced-Risk Allocation(1)
Invesco® V.I. Equity and Income
Janus Henderson Balanced
Lord Abbett Series Fund - Bond Debenture
Morgan Stanley VIF Global Strategist
PIMCO VIT Income
PIMCO VIT All Asset
PIMCO VIT Emerging Markets Bonds
PIMCO VIT Global Diversified Allocation
PIMCO VIT High Yield
PIMCO VIT Long-Term U.S. Government
PIMCO VIT Real Return
Protective Life Dynamic Allocation Series — Moderate
T. Rowe Price® Moderate Allocation
Templeton Global Bond VIP
Vanguard® VIF Balanced
Vanguard® VIF Conservative Allocation
Vanguard® VIF Global Bond Index
Vanguard® VIF High Yield Bond
Vanguard® VIF Moderate Allocation

(1)
The Fund includes a volatility management strategy as part of the Fund’s investment objective and/or principal investment strategy. (See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”)

Category 3
Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Large Cap Growth
AB VPS Relative Value
American Funds® IS - Capital World Growth and Income Fund®
American Funds® IS - Global Growth
American Funds® IS - Growth
American Funds® IS - Growth-Income
American Funds® IS - Washington Mutual Investors FundSM
ClearBridge Variable Dividend Strategy
ClearBridge Variable Large Cap Growth
Dimensional VA Equity Allocation
Dimensional VA U.S. Large Value
Fidelity® VIP Asset Manager: Growth
Fidelity® VIP Contrafund
Fidelity® VIP FundsManager 60%
Fidelity® VIP FundsManager 85%
Fidelity® VIP Growth
Fidelity® VIP Health Care
Fidelity® VIP Mid Cap
Fidelity® VIP Utilities
Franklin Mutual Global Discovery VIP
Franklin Mutual Shares VIP
Franklin Rising Dividends VIP
Goldman Sachs VIT Strategic Growth
Invesco® V.I. Comstock
Invesco® V.I. Growth and Income
Invesco® V.I. EQV International Equity
Invesco® V.I. Main Street Fund®
Janus Henderson Forty
Lord Abbett Series Fund - Dividend Growth
MFS® VIT Growth
MFS® VIT II Core Equity
MFS® VIT II International Growth
MFS® VIT II International Intrinsic Value
MFS® VIT II Massachusetts Investors Growth Stock
MFS® VIT Total Return
Protective Life Dynamic Allocation Series — Growth
T. Rowe Price® All-Cap Opportunities
T. Rowe Price® Blue Chip Growth
Vanguard® VIF Capital Growth
Vanguard® VIF Diversified Value
Vanguard® VIF Equity Income
Vanguard® VIF Equity Index
Vanguard® VIF Growth
Vanguard® VIF Mid-Cap Index
Vanguard® VIF Total Stock Market Index

Category 4
No Allocation Permitted if SecurePay is Selected
AB VPS Discovery Value
AB VPS Small Cap Growth
LVIP American Century Disciplined Core Value (formerly, American Century Investments® VP Disciplined Core Value)
LVIP American Century International (formerly, American Century Investments® VP International)
LVIP American Century Ultra (formerly, American Century Investments® VP Ultra®)
American Funds® IS - Global Small Capitalization
American Funds® IS - International
American Funds® IS - New World Fund®
BlackRock International V.I.
ClearBridge Variable Mid Cap
ClearBridge Variable Small Cap Growth
Columbia Variable Portfolio — Emerging Markets Bond
Columbia Variable Portfolio — Select Mid Cap Value
Dimensional VA International Small
Dimensional VA International Value
Dimensional VA U.S. Targeted Value
Fidelity® VIP Energy
Fidelity® VIP Growth Opportunities
Fidelity® VIP International Capital Appreciation
Fidelity® VIP Materials
Fidelity® VIP Technology
Fidelity® VIP Value Strategies
Franklin DynaTech VIP
Franklin Small Cap Value VIP
Franklin Small-Mid Cap Growth VIP
Goldman Sachs VIT Mid Cap Growth
Goldman Sachs VIT Mid Cap Value
Goldman Sachs VIT Small Cap Equity Insights
Invesco® V.I. Global
Invesco® V.I. Global Real Estate
Invesco® V.I. Main Street Small Cap Fund®
Janus Henderson Global Technology and Innovation
Janus Henderson Global Sustainable Equity
Janus Henderson Overseas
Lord Abbett Series Fund - Fundamental Equity
Lord Abbett Series Fund - Growth Opportunities
MFS® VIT II Research International
MFS® VIT III Blended Research® Small Cap Equity
MFS® VIT III Global Real Estate
MFS® VIT III Mid Cap Value
MFS® VIT Mid Cap Growth
MFS® VIT New Discovery
Morgan Stanley VIF Growth
PIMCO VIT CommodityRealReturn® Strategy
Royce Capital Small-Cap
T. Rowe Price® Health Sciences
Templeton Developing Markets VIP
Templeton Foreign VIP
Vanguard® VIF International
Vanguard® VIF Real Estate Index
Vanguard® VIF Total International Stock Market Index

The Benefit Allocation Model Portfolios.   Each of the Model Portfolios except the Growth Focus model will satisfy our Allocation Guidelines and Restrictions, (the “Benefit Allocation Model Portfolios”). See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to available Portfolio Company Models, contact your financial adviser.
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
•
Protective Life Dynamic Allocation Series — Conservative Portfolio

•
Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior written notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the Investment Options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the rider. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation
instruction”), we will terminate your SecurePay rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Mid Cap Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value, a Prohibited Allocation Instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination,” as applicable.
OTHER OPTIONAL BENEFITS
In addition to the death benefits and the SecurePay Pro rider discussed elsewhere in the Prospectus, other optional benefits are available under the Contract. The following table summarizes information about these other benefits.
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Portfolio Rebalancing	Automatically rebalances the Sub-Accounts you select (either quarterly, semi-annually or annually) to maintain your chosen percentage allocation of Variable Account value among the Sub-Accounts.	No Charge	• If you select the SecurePay rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the DCA Account or the Fixed Account to the Sub-Accounts you select, on a monthly basis over a specific period of time.	No Charge	• If you select the SecurePay rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Automatic Withdrawal Plan (“AWP”)	Automatically withdraws a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Date.	No Charge
•
If you select the SecurePay rider, the AWP will reduce Benefit Base and available SecurePay withdrawals.

•
Income taxes, including a 10% additional tax if you are younger than age 59½, may apply.

Optional Benefit Expense, Footnotes [Text Block]	For Contracts issued before December 13, 2024, the maximum fee for the Return of Purchase Payments Death Benefit is 0.20%.
Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B	1.06%	16.86%	10.51%	7.29%	4
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B(1)	0.91%	34.78%	17.56%	14.60%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B(1)	0.86%	11.72%	11.57%	9.05%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B(1)	1.15%	17.72%	10.29%	8.26%	4
Allocation	American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4(1)	1.02%	13.45%	7.16%	5.20%	2
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4	0.80%	14.02%	8.92%	6.98%	2
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4(1)	0.78%	8.75%	7.18%	—	2
Taxable Bond	American Funds Insurance Series® Capital World Bond Fund® - Class 4	0.98%	5.89%	-0.56%	0.12%	1
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4(1)	0.91%	20.65%	10.07%	7.36%	3
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4(1)	0.91%	22.29%	13.36%	9.30%	3
International Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 4(1)	1.16%	15.79%	8.03%	5.51%	4
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4	0.84%	38.13%	18.38%	14.07%	3
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%	3
International Equity	American Funds Insurance Series® International Fund ‑ Class 4	1.03%	15.56%	4.58%	3.15%	4
International Equity	American Funds Insurance Series® New World Fund® ‑ Class 4(1)	1.07%	15.67%	8.37%	4.43%	4
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4(1)	0.73%	4.72%	1.62%	1.83%	1
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4(1)	0.76%	2.62%	0.79%	1.27%	1
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4(1)	0.77%	16.97%	12.33%	9.64%	3
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.56%	15.32%	8.69%	—	2
Allocation	BlackRock Global Allocation V.I. Fund - Class III - BlackRock (Singapore) Limited; BlackRock International Limited(1)	1.02%	12.49%	7.39%	4.63%	2
International Equity	BlackRock International V.I. Fund - Class I - BlackRock International Limited(1)	0.86%	19.02%	9.34%	4.02%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	ClearBridge Variable Dividend Strategy Portfolio - Class II - ClearBridge Investments, LLC	1.00%	14.01%	13.35%	10.17%	3
U.S. Equity	ClearBridge Variable Large Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.01%	43.66%	15.22%	—	3
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%	4
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.05%	8.12%	9.29%	7.62%	4
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2	1.01%	21.10%	10.71%	7.83%	2
Taxable Bond	Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2(1)	1.00%	10.02%	1.57%	2.20%	4
Taxable Bond	Columbia Variable Portfolio ‑ Intermediate Bond Fund ‑ Class 2	0.76%	5.96%	1.34%	1.99%	1
Taxable Bond	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2(1)	0.66%	6.66%	2.36%	1.65%	1
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)	1.07%	10.05%	13.05%	8.16%	4
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)	0.94%	9.20%	2.91%	2.99%	2
U.S. Equity	Dimensional VA Equity Allocation Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited(1)(formerly, DFA VA Equity Allocation Portfolio - Institutional Class)	0.31%	20.14%	12.74%	—	3
Taxable Bond	Dimensional VA Global Bond Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited (formerly, DFA VA Global Bond Portfolio - Institutional Class)	0.21%	5.05%	0.58%	1.29%	1
Allocation	Dimensional VA Global Moderate Allocation Portfolio - Institutional Class(1)(formerly, DFA VA Global Moderate Allocation Portfolio - Institutional Class)	0.28%	14.72%	8.93%	6.07%	2
International Equity	Dimensional VA International Small Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited(formerly, DFA VA International Small Portfolio - Institutional Class)	0.40%	14.11%	7.86%	4.89%	4
International Equity	Dimensional VA International Value Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited (formerly, DFA VA International Value Portfolio - Institutional Class)	0.27%	17.86%	8.87%	4.16%	4
Taxable Bond	Dimensional VA Short-Term Fixed Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited(formerly, DFA VA Short-Term Fixed Portfolio - Institutional Class)	0.12%	4.98%	1.33%	1.05%	1
U.S. Equity	Dimensional VA U.S. Large Value Portfolio - Institutional Class (formerly, DFA VA U.S. Large Value Portfolio - Institutional Class)	0.21%	10.92%	10.71%	8.10%	3
U.S. Equity	Dimensional VA U.S. Targeted Value Portfolio - Institutional Class (formerly, DFA VA U.S. Targeted Value Portfolio - Institutional Class)	0.29%	20.03%	15.40%	9.00%	4
Allocation	Fidelity® VIP Asset Manager Portfolio ‑ Service Class 2 ‑ FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.78%	12.65%	7.22%	5.14%	2
Allocation	Fidelity® VIP Asset Manager: Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.89%	16.05%	9.41%	6.30%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.69%	21.29%	12.16%	8.81%	2
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(2)	0.81%	33.12%	16.36%	11.33%	3
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.86%	0.70%	13.36%	2.37%	4
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.70%	7.91%	3.74%	3.03%	1
Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2(1)	0.86%	14.08%	8.43%	6.10%	3
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)	0.93%	17.48%	11.10%	7.72%	3
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.84%	45.30%	18.79%	15.44%	4
U.S. Equity	Fidelity® VIP Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.83%	35.89%	19.34%	14.51%	3
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.84%	4.01%	9.50%	10.39%	3
International Equity	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.03%	27.18%	11.15%	7.48%	4
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	6.00%	1.72%	2.08%	1
Sector Equity	Fidelity® VIP Materials Portfolio - Initial Class	0.64%	7.60%	12.28%	5.82%	4
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.82%	14.80%	12.17%	7.85%	3
Allocation	Fidelity® VIP Target Volatility Portfolio ‑ Service Class 2(1)	0.80%	13.93%	6.84%	5.25%	2
Sector Equity	Fidelity® VIP Technology Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.59%	58.32%	26.57%	19.61%	4
Sector Equity	Fidelity® VIP Utilities Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.61%	-1.08%	8.56%	9.14%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Fidelity® VIP Value Strategies Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.85%	20.61%	16.63%	9.10%	4
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.90%	43.77%	13.76%	10.37%	4
Allocation	Franklin Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.71%	8.62%	6.98%	5.01%	2
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(3)	1.15%	20.31%	10.16%	5.98%	3
Allocation	Franklin Mutual Shares VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(3)	0.93%	13.46%	7.82%	5.43%	3
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.90%	12.08%	13.75%	10.23%	3
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(1)	0.91%	12.75%	11.06%	7.04%	4
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.08%	26.74%	13.51%	8.96%	4
Taxable Bond	Franklin Strategic Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(4)	1.09%	8.18%	1.96%	1.77%	2
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Service Class (1)	0.67%	5.83%	1.13%	1.64%	1
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)	0.99%	18.45%	13.48%	9.33%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)(3)	1.09%	11.11%	13.06%	7.82%	4
Alternative	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Class(1)	1.21%	7.77%	4.16%	—	2
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)	1.06%	18.95%	9.76%	7.53%	4
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)	1.00%	41.65%	17.05%	12.88%	3
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.97%	15.57%	4.81%	3.41%	2
Allocation	Invesco® V.I. Balanced‑Risk Allocation Fund ‑ Series II(1)	1.13%	6.40%	4.66%	3.79%	2
U.S. Equity	Invesco® V.I. Comstock Fund - Series II	1.00%	12.10%	13.20%	8.65%	3
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	10.24%	9.64%	6.78%	2
International Equity	Invesco® V.I. EQV International Equity Fund ‑ Series II(4)	1.15%	17.86%	8.15%	4.07%	3
International Equity	Invesco® V.I. Global Fund - Series II	1.07%	34.45%	12.02%	8.21%	4
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II - Invesco Asset Management Limited	1.27%	8.82%	1.85%	2.84%	4
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.94%	4.46%	0.42%	0.90%	1
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II	1.00%	12.41%	11.49%	7.98%	3
U.S. Equity	Invesco® V.I. Main Street Fund® - Series II(1)(4)	1.05%	22.83%	13.28%	9.74%	3
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II	1.13%	17.82%	12.79%	8.66%	4
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.63%	4.53%	1.53%	0.94%	1
Allocation	Janus Henderson Balanced Portfolio - Service Shares	0.87%	15.13%	9.37%	7.73%	2
U.S. Equity	Janus Henderson Forty Portfolio - Service Shares	0.80%	39.65%	16.64%	13.45%	3
International Equity	Janus Henderson Global Sustainable Equity Portfolio ‑ Service Shares(1)	1.12%	23.24%	—	—	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	0.97%	54.27%	20.05%	16.86%	4
International Equity	Janus Henderson Overseas Portfolio - Service Shares	1.14%	10.58%	10.92%	3.38%	4
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.90%	6.34%	3.20%	3.51%	2
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)	0.99%	15.94%	13.20%	10.20%	3
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)	1.08%	14.33%	9.90%	7.06%	4
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.16%	10.40%	8.85%	7.20%	4
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC	0.85%	4.97%	1.70%	—	1
Allocation	LVIP American Century Balanced Fund - Standard Class II(1)(5) (formerly, American Century Investments® VP Balanced Fund - Class I)	0.77%	16.41%	8.50%	6.55%	2
U.S. Equity	LVIP American Century Disciplined Core Value Fund - Standard Class II(1)(5) (formerly, American Century Investments® VP Disciplined Core Value Fund - Class I)	0.71%	8.65%	10.19%	8.19%	4
International Equity	LVIP American Century International Fund - Standard Class II(1)(5) (formerly, American Century Investments® VP International Fund - Class I)	0.95%	12.57%	8.29%	4.07%	4
U.S. Equity	LVIP American Century Ultra Fund ‑ Standard Class II(1)(5) (formerly, American Century Investments® VP Ultra® Fund ‑ Class I)	0.75%	43.51%	19.24%	14.64%	4
U.S. Equity	MFS® VIT Growth Series - Service Class(1)	0.98%	35.51%	15.59%	12.69%	3
U.S. Equity	MFS® VIT II Core Equity Portfolio - Service Class(1)	1.06%	22.79%	14.79%	11.33%	3
International Equity	MFS® VIT II International Growth Portfolio - Service Class(1)	1.13%	14.39%	9.20%	6.09%	3
International Equity	MFS® VIT II International Intrinsic Value Portfolio - Service Class(1)	1.14%	17.37%	8.31%	6.66%	3
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class(1)	0.98%	23.70%	16.39%	12.44%	3
Foreign Large Blend	MFS® VIT II Research International Portfolio - Service Class(1)	1.14%	12.83%	8.23%	3.89%	4
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class(1)	0.76%	18.67%	10.01%	8.00%	4
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Service Class (1)	1.15%	11.20%	6.16%	6.28%	4
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Service Class(1)	1.04%	12.39%	12.60%	8.46%	4
Mid-Cap Growth	MFS® VIT Mid Cap Growth Series - Service Class(1)	1.05%	20.97%	13.05%	10.85%	4
U.S. Equity	MFS® VIT New Discovery Series - Service Class(1)	1.12%	14.25%	10.81%	7.41%	4
Allocation	MFS® VIT Total Return Series - Service Class(1)	0.86%	10.22%	8.27%	6.27%	3
International Equity	Morgan Stanley VIF Global Strategist Portfolio ‑ Class II(1)	1.00%	13.94%	5.94%	3.81%	2
U.S. Equity	Morgan Stanley VIF Growth Portfolio - Class II(1)	0.82%	48.32%	10.95%	11.62%	4
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Research Affiliates LLC(1)	2.29%	8.02%	5.90%	3.93%	2
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class(1)	1.58%	-7.93%	8.46%	-0.90%	4
Taxable Bond	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	1.37%	11.00%	2.14%	2.67%	2
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class(1)	1.31%	13.64%	5.40%	4.03%	2
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class	0.87%	12.11%	4.72%	4.04%	2
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class	1.13%	8.14%	3.22%	—	2
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class	2.11%	3.88%	-1.40%	1.96%	2
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class	0.79%	4.87%	0.88%	0.82%	1
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class	0.94%	3.57%	3.05%	2.15%	2
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class	0.76%	5.80%	2.02%	1.76%	1
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class	0.85%	5.83%	0.98%	1.60%	1
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio(1)	0.90%	11.44%	2.81%	—	1
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio(1)	0.90%	18.34%	4.73%	—	3
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio(1)	0.90%	13.52%	3.46%	—	2
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class(3)	1.39%	25.53%	9.90%	5.35%	4
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	28.96%	18.96%	14.57%	3
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio-II Class(1)	1.00%	48.96%	13.22%	12.03%	3
Sector Equity	T. Rowe Price® Health Sciences Portfolio-II Class	1.11%	2.68%	10.96%	11.03%	4
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.85%	15.35%	7.31%	5.91%	2
International Equity	Templeton Developing Markets VIP Fund - Class 2 - Franklin Templeton Investment Management, Ltd(1)	1.35%	12.62%	4.22%	2.32%	4
International Equity	Templeton Foreign VIP Fund - Class 2 - Templeton Investment Counsel, LLC(1)(3)	1.07%	20.76%	5.27%	1.28%	4
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	2.88%	-2.13%	-0.66%	2
Allocation	Vanguard® VIF Balanced Portfolio	0.21%	14.33%	9.59%	7.89%	2
U.S. Equity	Vanguard® VIF Capital Growth Portfolio	0.34%	27.98%	14.33%	12.85%	3
Allocation	Vanguard® VIF Conservative Allocation Portfolio	0.13%	12.51%	5.60%	4.84%	2
U.S. Equity	Vanguard® VIF Diversified Value Portfolio	0.29%	20.13%	14.28%	9.27%	3
U.S. Equity	Vanguard® VIF Equity Income Portfolio	0.29%	8.10%	11.57%	9.53%	3
U.S. Equity	Vanguard® VIF Equity Index Portfolio	0.14%	26.11%	15.52%	11.88%	3
Taxable Bond	Vanguard® VIF Global Bond Index Portfolio	0.13%	6.52%	0.99%	0.88%	2
U.S. Equity	Vanguard® VIF Growth Portfolio	0.33%	40.13%	16.08%	—	3
Taxable Bond	Vanguard® VIF High Yield Bond Portfolio	0.24%	11.66%	5.13%	4.34%	2
International Equity	Vanguard® VIF International Portfolio	0.33%	14.65%	10.28%	6.80%	4
U.S. Equity	Vanguard® VIF Mid-Cap Index Portfolio	0.17%	15.83%	12.56%	9.27%	3
Allocation	Vanguard® VIF Moderate Allocation Portfolio	0.13%	15.55%	7.78%	6.19%	2
Money Market	Vanguard® VIF Money Market Portfolio(1)	0.15%	5.05%	1.86%	1.30%	1
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	11.70%	7.18%	7.29%	4
Taxable Bond	Vanguard® VIF Short-Term Investment-Grade Portfolio	0.14%	6.16%	2.13%	1.93%	1
Taxable Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	5.58%	1.04%	1.71%	1
International Equity	Vanguard® VIF Total International Stock Market Index Portfolio	0.11%	15.54%	7.31%	—	4
U.S. Equity	Vanguard® VIF Total Stock Market Index Portfolio	0.13%	25.95%	14.93%	11.29%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK	0.76%	6.44%	0.98%	—	1

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay Pro rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the SecurePay Pro rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	40%	100%
2	0%	60%
3	0%	25%
4	Not Permitted	Not Permitted

(3)
The Franklin Mutual Global Discovery VIP Fund Class 2, Franklin Mutual Shares VIP Fund Class 2, Templeton Foreign VIP Fund Class 2, Goldman Sachs VIT Mid Cap Value Fund Service Class, and Royce Capital Fund-Small-Cap Portfolio Service Class will not be available to Contracts issued on or after May 1, 2021.

(4)
The American Funds IS Capital Income Builder, Class 4; Franklin Strategic Income VIP, Class 2; Invesco V.I. EQV International Equity, Class 2 and Invesco V.I. Main Street, Class 2 will not be available to Contracts issued on or after May 1, 2022.

(5)
Not available to applications signed on or after April 26, 2024.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B	1.06%	16.86%	10.51%	7.29%	4
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B(1)	0.91%	34.78%	17.56%	14.60%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B(1)	0.86%	11.72%	11.57%	9.05%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B(1)	1.15%	17.72%	10.29%	8.26%	4
Allocation	American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4(1)	1.02%	13.45%	7.16%	5.20%	2
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4	0.80%	14.02%	8.92%	6.98%	2
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4(1)	0.78%	8.75%	7.18%	—	2
Taxable Bond	American Funds Insurance Series® Capital World Bond Fund® - Class 4	0.98%	5.89%	-0.56%	0.12%	1
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4(1)	0.91%	20.65%	10.07%	7.36%	3
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4(1)	0.91%	22.29%	13.36%	9.30%	3
International Equity	American Funds Insurance Series® Global Small Capitalization Fund - Class 4(1)	1.16%	15.79%	8.03%	5.51%	4
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4	0.84%	38.13%	18.38%	14.07%	3
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%	3
International Equity	American Funds Insurance Series® International Fund ‑ Class 4	1.03%	15.56%	4.58%	3.15%	4
International Equity	American Funds Insurance Series® New World Fund® ‑ Class 4(1)	1.07%	15.67%	8.37%	4.43%	4
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4(1)	0.73%	4.72%	1.62%	1.83%	1
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4(1)	0.76%	2.62%	0.79%	1.27%	1
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4(1)	0.77%	16.97%	12.33%	9.64%	3
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.56%	15.32%	8.69%	—	2
Allocation	BlackRock Global Allocation V.I. Fund - Class III - BlackRock (Singapore) Limited; BlackRock International Limited(1)	1.02%	12.49%	7.39%	4.63%	2
International Equity	BlackRock International V.I. Fund - Class I - BlackRock International Limited(1)	0.86%	19.02%	9.34%	4.02%	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	ClearBridge Variable Dividend Strategy Portfolio - Class II - ClearBridge Investments, LLC	1.00%	14.01%	13.35%	10.17%	3
U.S. Equity	ClearBridge Variable Large Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.01%	43.66%	15.22%	—	3
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%	4
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.05%	8.12%	9.29%	7.62%	4
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2	1.01%	21.10%	10.71%	7.83%	2
Taxable Bond	Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2(1)	1.00%	10.02%	1.57%	2.20%	4
Taxable Bond	Columbia Variable Portfolio ‑ Intermediate Bond Fund ‑ Class 2	0.76%	5.96%	1.34%	1.99%	1
Taxable Bond	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2(1)	0.66%	6.66%	2.36%	1.65%	1
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)	1.07%	10.05%	13.05%	8.16%	4
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)	0.94%	9.20%	2.91%	2.99%	2
U.S. Equity	Dimensional VA Equity Allocation Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited(1)(formerly, DFA VA Equity Allocation Portfolio - Institutional Class)	0.31%	20.14%	12.74%	—	3
Taxable Bond	Dimensional VA Global Bond Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited (formerly, DFA VA Global Bond Portfolio - Institutional Class)	0.21%	5.05%	0.58%	1.29%	1
Allocation	Dimensional VA Global Moderate Allocation Portfolio - Institutional Class(1)(formerly, DFA VA Global Moderate Allocation Portfolio - Institutional Class)	0.28%	14.72%	8.93%	6.07%	2
International Equity	Dimensional VA International Small Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited(formerly, DFA VA International Small Portfolio - Institutional Class)	0.40%	14.11%	7.86%	4.89%	4
International Equity	Dimensional VA International Value Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited (formerly, DFA VA International Value Portfolio - Institutional Class)	0.27%	17.86%	8.87%	4.16%	4
Taxable Bond	Dimensional VA Short-Term Fixed Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited(formerly, DFA VA Short-Term Fixed Portfolio - Institutional Class)	0.12%	4.98%	1.33%	1.05%	1
U.S. Equity	Dimensional VA U.S. Large Value Portfolio - Institutional Class (formerly, DFA VA U.S. Large Value Portfolio - Institutional Class)	0.21%	10.92%	10.71%	8.10%	3
U.S. Equity	Dimensional VA U.S. Targeted Value Portfolio - Institutional Class (formerly, DFA VA U.S. Targeted Value Portfolio - Institutional Class)	0.29%	20.03%	15.40%	9.00%	4
Allocation	Fidelity® VIP Asset Manager Portfolio ‑ Service Class 2 ‑ FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.78%	12.65%	7.22%	5.14%	2
Allocation	Fidelity® VIP Asset Manager: Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.89%	16.05%	9.41%	6.30%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.69%	21.29%	12.16%	8.81%	2
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(2)	0.81%	33.12%	16.36%	11.33%	3
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.86%	0.70%	13.36%	2.37%	4
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.70%	7.91%	3.74%	3.03%	1
Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2(1)	0.86%	14.08%	8.43%	6.10%	3
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)	0.93%	17.48%	11.10%	7.72%	3
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.84%	45.30%	18.79%	15.44%	4
U.S. Equity	Fidelity® VIP Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.83%	35.89%	19.34%	14.51%	3
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.84%	4.01%	9.50%	10.39%	3
International Equity	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.03%	27.18%	11.15%	7.48%	4
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	6.00%	1.72%	2.08%	1
Sector Equity	Fidelity® VIP Materials Portfolio - Initial Class	0.64%	7.60%	12.28%	5.82%	4
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.82%	14.80%	12.17%	7.85%	3
Allocation	Fidelity® VIP Target Volatility Portfolio ‑ Service Class 2(1)	0.80%	13.93%	6.84%	5.25%	2
Sector Equity	Fidelity® VIP Technology Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.59%	58.32%	26.57%	19.61%	4
Sector Equity	Fidelity® VIP Utilities Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.61%	-1.08%	8.56%	9.14%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Fidelity® VIP Value Strategies Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.85%	20.61%	16.63%	9.10%	4
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.90%	43.77%	13.76%	10.37%	4
Allocation	Franklin Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.71%	8.62%	6.98%	5.01%	2
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(3)	1.15%	20.31%	10.16%	5.98%	3
Allocation	Franklin Mutual Shares VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(3)	0.93%	13.46%	7.82%	5.43%	3
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.90%	12.08%	13.75%	10.23%	3
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(1)	0.91%	12.75%	11.06%	7.04%	4
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.08%	26.74%	13.51%	8.96%	4
Taxable Bond	Franklin Strategic Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(4)	1.09%	8.18%	1.96%	1.77%	2
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Service Class (1)	0.67%	5.83%	1.13%	1.64%	1
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)	0.99%	18.45%	13.48%	9.33%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)(3)	1.09%	11.11%	13.06%	7.82%	4
Alternative	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Class(1)	1.21%	7.77%	4.16%	—	2
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)	1.06%	18.95%	9.76%	7.53%	4
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)	1.00%	41.65%	17.05%	12.88%	3
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.97%	15.57%	4.81%	3.41%	2
Allocation	Invesco® V.I. Balanced‑Risk Allocation Fund ‑ Series II(1)	1.13%	6.40%	4.66%	3.79%	2
U.S. Equity	Invesco® V.I. Comstock Fund - Series II	1.00%	12.10%	13.20%	8.65%	3
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	10.24%	9.64%	6.78%	2
International Equity	Invesco® V.I. EQV International Equity Fund ‑ Series II(4)	1.15%	17.86%	8.15%	4.07%	3
International Equity	Invesco® V.I. Global Fund - Series II	1.07%	34.45%	12.02%	8.21%	4
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II - Invesco Asset Management Limited	1.27%	8.82%	1.85%	2.84%	4
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.94%	4.46%	0.42%	0.90%	1
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II	1.00%	12.41%	11.49%	7.98%	3
U.S. Equity	Invesco® V.I. Main Street Fund® - Series II(1)(4)	1.05%	22.83%	13.28%	9.74%	3
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II	1.13%	17.82%	12.79%	8.66%	4
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.63%	4.53%	1.53%	0.94%	1
Allocation	Janus Henderson Balanced Portfolio - Service Shares	0.87%	15.13%	9.37%	7.73%	2
U.S. Equity	Janus Henderson Forty Portfolio - Service Shares	0.80%	39.65%	16.64%	13.45%	3
International Equity	Janus Henderson Global Sustainable Equity Portfolio ‑ Service Shares(1)	1.12%	23.24%	—	—	4
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	0.97%	54.27%	20.05%	16.86%	4
International Equity	Janus Henderson Overseas Portfolio - Service Shares	1.14%	10.58%	10.92%	3.38%	4
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.90%	6.34%	3.20%	3.51%	2
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)	0.99%	15.94%	13.20%	10.20%	3
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)	1.08%	14.33%	9.90%	7.06%	4
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.16%	10.40%	8.85%	7.20%	4
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC	0.85%	4.97%	1.70%	—	1
Allocation	LVIP American Century Balanced Fund - Standard Class II(1)(5) (formerly, American Century Investments® VP Balanced Fund - Class I)	0.77%	16.41%	8.50%	6.55%	2
U.S. Equity	LVIP American Century Disciplined Core Value Fund - Standard Class II(1)(5) (formerly, American Century Investments® VP Disciplined Core Value Fund - Class I)	0.71%	8.65%	10.19%	8.19%	4
International Equity	LVIP American Century International Fund - Standard Class II(1)(5) (formerly, American Century Investments® VP International Fund - Class I)	0.95%	12.57%	8.29%	4.07%	4
U.S. Equity	LVIP American Century Ultra Fund ‑ Standard Class II(1)(5) (formerly, American Century Investments® VP Ultra® Fund ‑ Class I)	0.75%	43.51%	19.24%	14.64%	4
U.S. Equity	MFS® VIT Growth Series - Service Class(1)	0.98%	35.51%	15.59%	12.69%	3
U.S. Equity	MFS® VIT II Core Equity Portfolio - Service Class(1)	1.06%	22.79%	14.79%	11.33%	3
International Equity	MFS® VIT II International Growth Portfolio - Service Class(1)	1.13%	14.39%	9.20%	6.09%	3
International Equity	MFS® VIT II International Intrinsic Value Portfolio - Service Class(1)	1.14%	17.37%	8.31%	6.66%	3
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class(1)	0.98%	23.70%	16.39%	12.44%	3
Foreign Large Blend	MFS® VIT II Research International Portfolio - Service Class(1)	1.14%	12.83%	8.23%	3.89%	4
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class(1)	0.76%	18.67%	10.01%	8.00%	4
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Service Class (1)	1.15%	11.20%	6.16%	6.28%	4
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Service Class(1)	1.04%	12.39%	12.60%	8.46%	4
Mid-Cap Growth	MFS® VIT Mid Cap Growth Series - Service Class(1)	1.05%	20.97%	13.05%	10.85%	4
U.S. Equity	MFS® VIT New Discovery Series - Service Class(1)	1.12%	14.25%	10.81%	7.41%	4
Allocation	MFS® VIT Total Return Series - Service Class(1)	0.86%	10.22%	8.27%	6.27%	3
International Equity	Morgan Stanley VIF Global Strategist Portfolio ‑ Class II(1)	1.00%	13.94%	5.94%	3.81%	2
U.S. Equity	Morgan Stanley VIF Growth Portfolio - Class II(1)	0.82%	48.32%	10.95%	11.62%	4
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Research Affiliates LLC(1)	2.29%	8.02%	5.90%	3.93%	2
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class(1)	1.58%	-7.93%	8.46%	-0.90%	4
Taxable Bond	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	1.37%	11.00%	2.14%	2.67%	2
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class(1)	1.31%	13.64%	5.40%	4.03%	2
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class	0.87%	12.11%	4.72%	4.04%	2
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class	1.13%	8.14%	3.22%	—	2
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class	2.11%	3.88%	-1.40%	1.96%	2
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class	0.79%	4.87%	0.88%	0.82%	1
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class	0.94%	3.57%	3.05%	2.15%	2
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class	0.76%	5.80%	2.02%	1.76%	1
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class	0.85%	5.83%	0.98%	1.60%	1
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio(1)	0.90%	11.44%	2.81%	—	1
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio(1)	0.90%	18.34%	4.73%	—	3
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio(1)	0.90%	13.52%	3.46%	—	2
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class(3)	1.39%	25.53%	9.90%	5.35%	4
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	28.96%	18.96%	14.57%	3
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio-II Class(1)	1.00%	48.96%	13.22%	12.03%	3
Sector Equity	T. Rowe Price® Health Sciences Portfolio-II Class	1.11%	2.68%	10.96%	11.03%	4
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.85%	15.35%	7.31%	5.91%	2
International Equity	Templeton Developing Markets VIP Fund - Class 2 - Franklin Templeton Investment Management, Ltd(1)	1.35%	12.62%	4.22%	2.32%	4
International Equity	Templeton Foreign VIP Fund - Class 2 - Templeton Investment Counsel, LLC(1)(3)	1.07%	20.76%	5.27%	1.28%	4
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	2.88%	-2.13%	-0.66%	2
Allocation	Vanguard® VIF Balanced Portfolio	0.21%	14.33%	9.59%	7.89%	2
U.S. Equity	Vanguard® VIF Capital Growth Portfolio	0.34%	27.98%	14.33%	12.85%	3
Allocation	Vanguard® VIF Conservative Allocation Portfolio	0.13%	12.51%	5.60%	4.84%	2
U.S. Equity	Vanguard® VIF Diversified Value Portfolio	0.29%	20.13%	14.28%	9.27%	3
U.S. Equity	Vanguard® VIF Equity Income Portfolio	0.29%	8.10%	11.57%	9.53%	3
U.S. Equity	Vanguard® VIF Equity Index Portfolio	0.14%	26.11%	15.52%	11.88%	3
Taxable Bond	Vanguard® VIF Global Bond Index Portfolio	0.13%	6.52%	0.99%	0.88%	2
U.S. Equity	Vanguard® VIF Growth Portfolio	0.33%	40.13%	16.08%	—	3
Taxable Bond	Vanguard® VIF High Yield Bond Portfolio	0.24%	11.66%	5.13%	4.34%	2
International Equity	Vanguard® VIF International Portfolio	0.33%	14.65%	10.28%	6.80%	4
U.S. Equity	Vanguard® VIF Mid-Cap Index Portfolio	0.17%	15.83%	12.56%	9.27%	3
Allocation	Vanguard® VIF Moderate Allocation Portfolio	0.13%	15.55%	7.78%	6.19%	2
Money Market	Vanguard® VIF Money Market Portfolio(1)	0.15%	5.05%	1.86%	1.30%	1
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	11.70%	7.18%	7.29%	4
Taxable Bond	Vanguard® VIF Short-Term Investment-Grade Portfolio	0.14%	6.16%	2.13%	1.93%	1
Taxable Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	5.58%	1.04%	1.71%	1
International Equity	Vanguard® VIF Total International Stock Market Index Portfolio	0.11%	15.54%	7.31%	—	4
U.S. Equity	Vanguard® VIF Total Stock Market Index Portfolio	0.13%	25.95%	14.93%	11.29%	3
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK	0.76%	6.44%	0.98%	—	1
(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay Pro rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the SecurePay Pro rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	40%	100%
2	0%	60%
3	0%	25%
4	Not Permitted	Not Permitted

(3)
The Franklin Mutual Global Discovery VIP Fund Class 2, Franklin Mutual Shares VIP Fund Class 2, Templeton Foreign VIP Fund Class 2, Goldman Sachs VIT Mid Cap Value Fund Service Class, and Royce Capital Fund-Small-Cap Portfolio Service Class will not be available to Contracts issued on or after May 1, 2021.

(4)
The American Funds IS Capital Income Builder, Class 4; Franklin Strategic Income VIP, Class 2; Invesco V.I. EQV International Equity, Class 2 and Invesco V.I. Main Street, Class 2 will not be available to Contracts issued on or after May 1, 2022.

(5)
Not available to applications signed on or after April 26, 2024.

Temporary Fee Reductions, Current Expenses [Text Block]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

Advisory Fee Risk [Member]
Prospectus:
Principal Risk [Text Block]
Advisory Fee Risk. The deduction of the Advisory Fee will reduce your Contract Value, but will not be treated as a withdrawal and will not reduce the value of your Benefit Base or adjusted aggregate Purchase Payments for the Return of Purchase Payments Death Benefit. However, because such deduction will reduce the Contract Value, the death benefits under the Contract may also be reduced, perhaps significantly. Ongoing deductions will also not count as withdrawals under the SecurePay rider, however, they will reduce the Contract Value and therefore may limit the potential for increasing the rider’s Annual Withdrawal Amount and Benefit Base through higher Contract Values on Contract Anniversaries. If you elect to have the Advisory Fee paid out of your Contract Value, this deduction may be subject to federal and state income taxes and a 10% federal additional tax if you are younger than age 59½.

Business Disruption and Cyber-Security Risks [Member]
Prospectus:
Principal Risk [Text Block]
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Contract Value or the Funds’ ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. In addition, the risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Company Risk [Member]
Prospectus:
Principal Risk [Text Block]
Company Risk. An investment in the Contract is subject to the risks related to Protective Life. Any obligations (including under the Guaranteed Account, death benefits, and any Protected Lifetime Income Benefits), guarantees, or benefits are subject to the claims-paying ability of Protective Life. More information about Protective Life, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing to us at the address shown on the cover page of this Prospectus.

Protected Lifetime Income Benefit Risk [Member]
Prospectus:
Principal Risk [Text Block]
Protected Lifetime Income Benefit Risk. If you select the SecurePay Pro rider, you must allocate your Purchase Payments and Contract Value in accordance with certain guidelines and restrictions, which will limit or restrict the Investment Options available to you under the Contract. If you fail to allocate your Purchase Payments and Contract Value in accordance with the guidelines and restrictions, the optional benefit rider will terminate. If the optional benefit terminates and you have not made any additional Purchase Payments after termination of the rider, within 30 days you may instruct us to reinstate the rider subject to certain conditions we require. You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. If you purchase the SecurePay Pro rider and your withdrawals from Contract Value exceed the annual withdrawal amount under the rider, your rider benefits may be significantly reduced or eliminated. If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the death benefits and other guaranteed benefits. See “Payment of Advisory Fees.” We may stop offering an optional benefit rider at any time. For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFIT” in the Prospectus.

Purchase Payment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Purchase Payment Risk. We reserve the right to refuse any Purchase Payments and to further limit your ability to make subsequent Purchase Payments. If we exercise our right to suspend, reject, and/or place limitations on the acceptance of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments and therefore may limit increases in the death benefits and values of the Protected Lifetime Income Benefit rider. This could also prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer-sponsored retirement plan or an IRA. The Company restricts Purchase Payments in connection with the SecurePay rider. We will also not accept Purchase Payments on or after the earlier of the oldest Owner’s and Annuitant’s 86th birthday or within 3 years of the Annuity Date. For additional information about Purchase Payments, see “PURCHASE PAYMENTS” in the Prospectus.

Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Tax Consequences. Generally all earnings are tax-deferred until withdrawn or until annuity income payments begin. If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferred benefit. Distributions (which include surrenders, withdrawals, or payment of death benefits) from non-Qualified Contracts will generally result in taxable income if Contract Value has increased. Distributions from Qualified Contracts will generally result in taxable income even if Contract Value has not increased. All amounts includable in income with respect to the Contract are taxed at ordinary income tax rates. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. See “Federal Tax Matters.” Generally, we will not treat the Advisory Fee paid from your Contract Value as a taxable withdrawal if certain conditions are met. For more information, see “Federal Tax Matters” and “Advisory Fees Paid From Your Contract Value.”

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
Is this a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, federal and state income taxes may apply.
Withdrawals will reduce your Contract Value and death benefit. If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the death benefits and other guaranteed benefits.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” “ADVISORY FEES PAID FROM YOUR CONTRACT VALUE,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Principal Risk [Text Block]
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right investment for you.  Please discuss your insurance needs and financial objectives with your financial professional.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Principal Risk [Text Block]
Investment Risk. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on the death benefits and the Annuity Options under the Contract as well as the Benefit Base if you select a Protected Lifetime Income Benefit rider under the RightTime option and your ability to increase the Benefit Base if you select a Protected Lifetime Income Benefit rider either at Contract Issue or later under the RightTime option. The investment risks are described in the prospectuses for the Funds.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	7.29%
AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B	[7]
Current Expenses [Percent]	0.91%	[7]
Average Annual Total Returns, 1 Year [Percent]	34.78%	[7]
Average Annual Total Returns, 5 Years [Percent]	17.56%	[7]
Average Annual Total Returns, 10 Years [Percent]	14.60%	[7]
AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B	[7]
Current Expenses [Percent]	0.86%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.72%	[7]
Average Annual Total Returns, 5 Years [Percent]	11.57%	[7]
Average Annual Total Returns, 10 Years [Percent]	9.05%	[7]
AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B	[7]
Current Expenses [Percent]	1.15%	[7]
Average Annual Total Returns, 1 Year [Percent]	17.72%	[7]
Average Annual Total Returns, 5 Years [Percent]	10.29%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.26%	[7]
American Funds Insurance Series® New World Fund® ‑ Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® ‑ Class 4	[7]
Current Expenses [Percent]	1.07%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.67%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.37%	[7]
Average Annual Total Returns, 10 Years [Percent]	4.43%	[7]
American Funds Insurance Series® The Bond Fund of America® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® - Class 4	[7]
Current Expenses [Percent]	0.73%	[7]
Average Annual Total Returns, 1 Year [Percent]	4.72%	[7]
Average Annual Total Returns, 5 Years [Percent]	1.62%	[7]
Average Annual Total Returns, 10 Years [Percent]	1.83%	[7]
American Funds Insurance Series® U.S. Government Securities Fund® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4	[7]
Current Expenses [Percent]	0.76%	[7]
Average Annual Total Returns, 1 Year [Percent]	2.62%	[7]
Average Annual Total Returns, 5 Years [Percent]	0.79%	[7]
Average Annual Total Returns, 10 Years [Percent]	1.27%	[7]
American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4	[7]
Current Expenses [Percent]	1.02%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.45%	[7]
Average Annual Total Returns, 5 Years [Percent]	7.16%	[7]
Average Annual Total Returns, 10 Years [Percent]	5.20%	[7]
American Funds Insurance Series® Asset Allocation Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 4
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	6.98%
American Funds Insurance Series® Capital Income Builder® - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital Income Builder® - Class 4	[7]
Current Expenses [Percent]	0.78%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.75%	[7]
Average Annual Total Returns, 5 Years [Percent]	7.18%	[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
American Funds Insurance Series® Capital World Bond Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Bond Fund® - Class 4
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
American Funds Insurance Series® Capital World Growth and Income Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4	[7]
Current Expenses [Percent]	0.91%	[7]
Average Annual Total Returns, 1 Year [Percent]	20.65%	[7]
Average Annual Total Returns, 5 Years [Percent]	10.07%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.36%	[7]
American Funds Insurance Series® Global Growth Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Growth Fund - Class 4	[7]
Current Expenses [Percent]	0.91%	[7]
Average Annual Total Returns, 1 Year [Percent]	22.29%	[7]
Average Annual Total Returns, 5 Years [Percent]	13.36%	[7]
Average Annual Total Returns, 10 Years [Percent]	9.30%	[7]
American Funds Insurance Series® Global Small Capitalization Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund - Class 4	[7]
Current Expenses [Percent]	1.16%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.79%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.03%	[7]
Average Annual Total Returns, 10 Years [Percent]	5.51%	[7]
American Funds Insurance Series® Growth Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 4
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
American Funds Insurance Series® Growth-Income Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 4
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
American Funds Insurance Series® International Fund ‑ Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Fund ‑ Class 4
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.15%
American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4	[7]
Current Expenses [Percent]	0.77%	[7]
Average Annual Total Returns, 1 Year [Percent]	16.97%	[7]
Average Annual Total Returns, 5 Years [Percent]	12.33%	[7]
Average Annual Total Returns, 10 Years [Percent]	9.64%	[7]
BlackRock 60/40 Target Allocation ETF VI - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	[7]
Current Expenses [Percent]	0.56%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.32%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.69%	[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
BlackRock Global Allocation V.I. - Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class III	[7]
Portfolio Company Adviser [Text Block]	BlackRock (Singapore) Limited	[7]
Portfolio Company Subadviser [Text Block]	BlackRock International Limited	[7]
Current Expenses [Percent]	1.02%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.49%	[7]
Average Annual Total Returns, 5 Years [Percent]	7.39%	[7]
Average Annual Total Returns, 10 Years [Percent]	4.63%	[7]
BlackRock International V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock International V.I. Fund - Class I	[7]
Portfolio Company Adviser [Text Block]	BlackRock International Limited	[7]
Current Expenses [Percent]	0.86%	[7]
Average Annual Total Returns, 1 Year [Percent]	19.02%	[7]
Average Annual Total Returns, 5 Years [Percent]	9.34%	[7]
Average Annual Total Returns, 10 Years [Percent]	4.02%	[7]
ClearBridge Variable Dividend Strategy Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Dividend Strategy Portfolio - Class II
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	13.35%
Average Annual Total Returns, 10 Years [Percent]	10.17%
ClearBridge Variable Large Cap Growth Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio - Class II
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	43.66%
Average Annual Total Returns, 5 Years [Percent]	15.22%
Average Annual Total Returns, 10 Years [Percent]
ClearBridge Variable Mid Cap Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class II
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	6.83%
ClearBridge Variable Small Cap Growth Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class II
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Columbia VP Limited Duration Credit 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2	[7]
Current Expenses [Percent]	0.66%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.66%	[7]
Average Annual Total Returns, 5 Years [Percent]	2.36%	[7]
Average Annual Total Returns, 10 Years [Percent]	1.65%	[7]
Columbia VP Select Mid Cap Value 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2	[7]
Current Expenses [Percent]	1.07%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.05%	[7]
Average Annual Total Returns, 5 Years [Percent]	13.05%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.16%	[7]
Columbia VP Strategic Income 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Strategic Income Fund - Class 2	[7]
Current Expenses [Percent]	0.94%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.20%	[7]
Average Annual Total Returns, 5 Years [Percent]	2.91%	[7]
Average Annual Total Returns, 10 Years [Percent]	2.99%	[7]
Columbia Variable Portfolio - Balanced Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund - Class 2
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	21.10%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2	[7]
Current Expenses [Percent]	1.00%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.02%	[7]
Average Annual Total Returns, 5 Years [Percent]	1.57%	[7]
Average Annual Total Returns, 10 Years [Percent]	2.20%	[7]
Columbia Variable Portfolio ‑ Intermediate Bond Fund ‑ Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Variable Portfolio ‑ Intermediate Bond Fund ‑ Class 2
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.96%
Average Annual Total Returns, 5 Years [Percent]	1.34%
Average Annual Total Returns, 10 Years [Percent]	1.99%
Dimensional VA Equity Allocation Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Equity Allocation Portfolio - Institutional Class	[7]
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd	[7]
Portfolio Company Subadviser [Text Block]	DFA Australia Limited	[7]
Current Expenses [Percent]	0.31%	[7]
Average Annual Total Returns, 1 Year [Percent]	20.14%	[7]
Average Annual Total Returns, 5 Years [Percent]	12.74%	[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Dimensional VA Global Bond Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Dimensional VA Global Moderate Allocation Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation Portfolio - Institutional Class	[7]
Current Expenses [Percent]	0.28%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.72%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.93%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.07%	[7]
Dimensional VA International Small Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	4.89%
Dimensional VA International Value Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Dimensional VA Short-Term Fixed Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Short-Term Fixed Portfolio - Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Dimensional VA U.S. Large Value Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio - Institutional Class
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Dimensional VA U.S. Targeted Value Portfolio - Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio - Institutional Class
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Fidelity VIP Asset Manager Growth Service 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager Portfolio ‑ Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	5.14%
Fidelity VIP Asset Manager Service 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Asset Manager: Growth Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.30%
Fidelity VIP Balanced Service 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	12.16%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Fidelity® VIP Contrafund® Portfolio - Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class 2	[8]
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	[8]
Current Expenses [Percent]	0.81%	[8]
Average Annual Total Returns, 1 Year [Percent]	33.12%	[8]
Average Annual Total Returns, 5 Years [Percent]	16.36%	[8]
Average Annual Total Returns, 10 Years [Percent]	11.33%	[8]
Fidelity VIP Energy Service 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Energy Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Fidelity VIP FundsManager 20% Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	[7]
Current Expenses [Percent]	0.70%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.91%	[7]
Average Annual Total Returns, 5 Years [Percent]	3.74%	[7]
Average Annual Total Returns, 10 Years [Percent]	3.03%	[7]
Fidelity VIP FundsManager 60% Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	[7]
Current Expenses [Percent]	0.86%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.08%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.43%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.10%	[7]
Fidelity VIP FundsManager 85% Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	[7]
Current Expenses [Percent]	0.93%	[7]
Average Annual Total Returns, 1 Year [Percent]	17.48%	[7]
Average Annual Total Returns, 5 Years [Percent]	11.10%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.72%	[7]
Fidelity VIP Growth Opportunities Service 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	45.30%
Average Annual Total Returns, 5 Years [Percent]	18.79%
Average Annual Total Returns, 10 Years [Percent]	15.44%
Fidelity VIP Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	35.89%
Average Annual Total Returns, 5 Years [Percent]	19.34%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Fidelity VIP Health Care Portfolio Service 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	10.39%
Fidelity VIP International Capital Appreciation Service 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	27.18%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Fidelity VIP Investment Grade Bond Service 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Fidelity VIP Materials Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Materials Portfolio - Initial Class
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	7.60%
Average Annual Total Returns, 5 Years [Percent]	12.28%
Average Annual Total Returns, 10 Years [Percent]	5.82%
Fidelity VIP Mid Cap Service 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Fidelity VIP Target Volatility Service 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Target Volatility Portfolio ‑ Service Class 2	[7]
Current Expenses [Percent]	0.80%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.93%	[7]
Average Annual Total Returns, 5 Years [Percent]	6.84%	[7]
Average Annual Total Returns, 10 Years [Percent]	5.25%	[7]
Fidelity VIP Technology Initial [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	58.32%
Average Annual Total Returns, 5 Years [Percent]	26.57%
Average Annual Total Returns, 10 Years [Percent]	19.61%
Fidelity VIP Utilities Initial [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Utilities Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(1.08%)
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	9.14%
Fidelity VIP Value Strategies Service 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	16.63%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Franklin DynaTech VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin DynaTech VIP Fund - Class 2	[7]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[7]
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	43.77%	[7]
Average Annual Total Returns, 5 Years [Percent]	13.76%	[7]
Average Annual Total Returns, 10 Years [Percent]	10.37%	[7]
Franklin Income VIP 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 2	[7]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[7]
Current Expenses [Percent]	0.71%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.62%	[7]
Average Annual Total Returns, 5 Years [Percent]	6.98%	[7]
Average Annual Total Returns, 10 Years [Percent]	5.01%	[7]
Franklin Mutual Global Discovery VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund - Class 2	[9]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[9]
Current Expenses [Percent]	1.15%	[9]
Average Annual Total Returns, 1 Year [Percent]	20.31%	[9]
Average Annual Total Returns, 5 Years [Percent]	10.16%	[9]
Average Annual Total Returns, 10 Years [Percent]	5.98%	[9]
Franklin Mutual Shares VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 2	[9]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[9]
Current Expenses [Percent]	0.93%	[9]
Average Annual Total Returns, 1 Year [Percent]	13.46%	[9]
Average Annual Total Returns, 5 Years [Percent]	7.82%	[9]
Average Annual Total Returns, 10 Years [Percent]	5.43%	[9]
Franklin Rising Dividends VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 2	[7]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[7]
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.08%	[7]
Average Annual Total Returns, 5 Years [Percent]	13.75%	[7]
Average Annual Total Returns, 10 Years [Percent]	10.23%	[7]
Franklin Small Cap Value VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund - Class 2	[7]
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC	[7]
Current Expenses [Percent]	0.91%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.75%	[7]
Average Annual Total Returns, 5 Years [Percent]	11.06%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.04%	[7]
Franklin Small-Mid Cap Growth VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund - Class 2	[7]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[7]
Current Expenses [Percent]	1.08%	[7]
Average Annual Total Returns, 1 Year [Percent]	26.74%	[7]
Average Annual Total Returns, 5 Years [Percent]	13.51%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.96%	[7]
Franklin Strategic Income VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund - Class 2	[7],[10]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[7],[10]
Current Expenses [Percent]	1.09%	[7],[10]
Average Annual Total Returns, 1 Year [Percent]	8.18%	[7],[10]
Average Annual Total Returns, 5 Years [Percent]	1.96%	[7],[10]
Average Annual Total Returns, 10 Years [Percent]	1.77%	[7],[10]
Goldman Sachs VIT Core Fixed Income Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Core Fixed Income Fund - Service Class	[7]
Current Expenses [Percent]	0.67%	[7]
Average Annual Total Returns, 1 Year [Percent]	5.83%	[7]
Average Annual Total Returns, 5 Years [Percent]	1.13%	[7]
Average Annual Total Returns, 10 Years [Percent]	1.64%	[7]
Goldman Sachs VIT Mid Cap Growth Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Growth Fund - Service Class	[7]
Current Expenses [Percent]	0.99%	[7]
Average Annual Total Returns, 1 Year [Percent]	18.45%	[7]
Average Annual Total Returns, 5 Years [Percent]	13.48%	[7]
Average Annual Total Returns, 10 Years [Percent]	9.33%	[7]
Goldman Sachs VIT Mid Cap Value Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Fund - Service Class	[7],[9]
Current Expenses [Percent]	1.09%	[7],[9]
Average Annual Total Returns, 1 Year [Percent]	11.11%	[7],[9]
Average Annual Total Returns, 5 Years [Percent]	13.06%	[7],[9]
Average Annual Total Returns, 10 Years [Percent]	7.82%	[7],[9]
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Class	[7]
Current Expenses [Percent]	1.21%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.77%	[7]
Average Annual Total Returns, 5 Years [Percent]	4.16%	[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class	[7]
Current Expenses [Percent]	1.06%	[7]
Average Annual Total Returns, 1 Year [Percent]	18.95%	[7]
Average Annual Total Returns, 5 Years [Percent]	9.76%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.53%	[7]
Goldman Sachs VIT Strategic Growth Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth Fund - Service Class	[7]
Current Expenses [Percent]	1.00%	[7]
Average Annual Total Returns, 1 Year [Percent]	41.65%	[7]
Average Annual Total Returns, 5 Years [Percent]	17.05%	[7]
Average Annual Total Returns, 10 Years [Percent]	12.88%	[7]
Goldman Sachs VIT Trend Driven Allocation Fund - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class	[7]
Current Expenses [Percent]	0.97%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.57%	[7]
Average Annual Total Returns, 5 Years [Percent]	4.81%	[7]
Average Annual Total Returns, 10 Years [Percent]	3.41%	[7]
Invesco® V.I. Balanced‑Risk Allocation Fund ‑ Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Balanced‑Risk Allocation Fund ‑ Series II	[7]
Current Expenses [Percent]	1.13%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.40%	[7]
Average Annual Total Returns, 5 Years [Percent]	4.66%	[7]
Average Annual Total Returns, 10 Years [Percent]	3.79%	[7]
Invesco® V.I. Comstock Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Comstock Fund - Series II
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Invesco® V.I. EQV International Equity Fund ‑ Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. EQV International Equity Fund ‑ Series II	[10]
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	17.86%	[10]
Average Annual Total Returns, 5 Years [Percent]	8.15%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.07%	[10]
Invesco® V.I. Equity and Income Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Equity and Income Fund - Series II
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	6.78%
Invesco® V.I. Global Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Fund - Series II
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Invesco® V.I. Global Real Estate Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Global Real Estate Fund - Series II
Portfolio Company Adviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	2.84%
Invesco® V.I. Government Securities Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Government Securities Fund - Series II
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.46%
Average Annual Total Returns, 5 Years [Percent]	0.42%
Average Annual Total Returns, 10 Years [Percent]	0.90%
Invesco® V.I. Growth and Income Fund - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Growth and Income Fund - Series II
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	11.49%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Invesco® V.I. Main Street Fund® - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Fund® - Series II	[7],[10]
Current Expenses [Percent]	1.05%	[7],[10]
Average Annual Total Returns, 1 Year [Percent]	22.83%	[7],[10]
Average Annual Total Returns, 5 Years [Percent]	13.28%	[7],[10]
Average Annual Total Returns, 10 Years [Percent]	9.74%	[7],[10]
Invesco® V.I. Main Street Small Cap Fund® - Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Small Cap Fund® - Series II
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Invesco® V.I. U.S. Government Money Portfolio - Series I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. U.S. Government Money Portfolio - Series I
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	0.94%
Janus Henderson Balanced Portfolio - Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio - Service Shares
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Janus Henderson Forty Portfolio - Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio - Service Shares
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	39.65%
Average Annual Total Returns, 5 Years [Percent]	16.64%
Average Annual Total Returns, 10 Years [Percent]	13.45%
Janus Henderson Global Sustainable Equity Portfolio ‑ Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Sustainable Equity Portfolio ‑ Service Shares	[7]
Current Expenses [Percent]	1.12%	[7]
Average Annual Total Returns, 1 Year [Percent]	23.24%	[7]
Average Annual Total Returns, 5 Years [Percent]		[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Janus Henderson Global Technology and Innovation Portfolio - Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio - Service Shares
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	54.27%
Average Annual Total Returns, 5 Years [Percent]	20.05%
Average Annual Total Returns, 10 Years [Percent]	16.86%
Janus Henderson Overseas Portfolio - Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio - Service Shares
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	3.38%
LVIP American Century Balanced Fund - Standard Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Standard Class II(formerly, American Century Investments® VP Balanced Fund - Class I)	[7],[11]
Current Expenses [Percent]	0.77%	[7],[11]
Average Annual Total Returns, 1 Year [Percent]	16.41%	[7],[11]
Average Annual Total Returns, 5 Years [Percent]	8.50%	[7],[11]
Average Annual Total Returns, 10 Years [Percent]	6.55%	[7],[11]
LVIP American Century Disciplined Core Value Fund - Standard Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value Fund - Standard Class II(formerly, American Century Investments® VP Disciplined Core Value Fund - Class I)	[7],[11]
Current Expenses [Percent]	0.71%	[7],[11]
Average Annual Total Returns, 1 Year [Percent]	8.65%	[7],[11]
Average Annual Total Returns, 5 Years [Percent]	10.19%	[7],[11]
Average Annual Total Returns, 10 Years [Percent]	8.19%	[7],[11]
LVIP American Century International Fund - Standard Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century International Fund - Standard Class II(formerly, American Century Investments® VP International Fund - Class I)	[7],[11]
Current Expenses [Percent]	0.95%	[7],[11]
Average Annual Total Returns, 1 Year [Percent]	12.57%	[7],[11]
Average Annual Total Returns, 5 Years [Percent]	8.29%	[7],[11]
Average Annual Total Returns, 10 Years [Percent]	4.07%	[7],[11]
LVIP American Century Ultra Fund ‑ Standard Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Ultra Fund ‑ Standard Class II(formerly, American Century Investments® VP Ultra® Fund ‑ Class I)	[7],[11]
Current Expenses [Percent]	0.75%	[7],[11]
Average Annual Total Returns, 1 Year [Percent]	43.51%	[7],[11]
Average Annual Total Returns, 5 Years [Percent]	19.24%	[7],[11]
Average Annual Total Returns, 10 Years [Percent]	14.64%	[7],[11]
Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC	[7]
Current Expenses [Percent]	0.99%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.94%	[7]
Average Annual Total Returns, 5 Years [Percent]	13.20%	[7]
Average Annual Total Returns, 10 Years [Percent]	10.20%	[7]
Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC	[7]
Current Expenses [Percent]	1.08%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.33%	[7]
Average Annual Total Returns, 5 Years [Percent]	9.90%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.06%	[7]
Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.40%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]
MFS® VIT Growth Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Service Class	[7]
Current Expenses [Percent]	0.98%	[7]
Average Annual Total Returns, 1 Year [Percent]	35.51%	[7]
Average Annual Total Returns, 5 Years [Percent]	15.59%	[7]
Average Annual Total Returns, 10 Years [Percent]	12.69%	[7]
MFS® VIT II Core Equity Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Core Equity Portfolio - Service Class	[7]
Current Expenses [Percent]	1.06%	[7]
Average Annual Total Returns, 1 Year [Percent]	22.79%	[7]
Average Annual Total Returns, 5 Years [Percent]	14.79%	[7]
Average Annual Total Returns, 10 Years [Percent]	11.33%	[7]
MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class	[7]
Current Expenses [Percent]	0.76%	[7]
Average Annual Total Returns, 1 Year [Percent]	18.67%	[7]
Average Annual Total Returns, 5 Years [Percent]	10.01%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.00%	[7]
MFS® VIT III Global Real Estate Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Global Real Estate Portfolio - Service Class	[7]
Current Expenses [Percent]	1.15%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.20%	[7]
Average Annual Total Returns, 5 Years [Percent]	6.16%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.28%	[7]
MFS® VIT III Mid Cap Value Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio - Service Class	[7]
Current Expenses [Percent]	1.04%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.39%	[7]
Average Annual Total Returns, 5 Years [Percent]	12.60%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.46%	[7]
MFS® VIT II International Growth Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II International Growth Portfolio - Service Class	[7]
Current Expenses [Percent]	1.13%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.39%	[7]
Average Annual Total Returns, 5 Years [Percent]	9.20%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.09%	[7]
MFS® VIT II International Intrinsic Value Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II International Intrinsic Value Portfolio - Service Class	[7]
Current Expenses [Percent]	1.14%	[7]
Average Annual Total Returns, 1 Year [Percent]	17.37%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.31%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.66%	[7]
MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class	[7]
Current Expenses [Percent]	0.98%	[7]
Average Annual Total Returns, 1 Year [Percent]	23.70%	[7]
Average Annual Total Returns, 5 Years [Percent]	16.39%	[7]
Average Annual Total Returns, 10 Years [Percent]	12.44%	[7]
MFS® VIT II Research International Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Research International Portfolio - Service Class	[7]
Current Expenses [Percent]	1.14%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.83%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.23%	[7]
Average Annual Total Returns, 10 Years [Percent]	3.89%	[7]
MFS® VIT Mid Cap Growth Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Mid Cap Growth Series - Service Class	[7]
Current Expenses [Percent]	1.05%	[7]
Average Annual Total Returns, 1 Year [Percent]	20.97%	[7]
Average Annual Total Returns, 5 Years [Percent]	13.05%	[7]
Average Annual Total Returns, 10 Years [Percent]	10.85%	[7]
MFS® VIT New Discovery Series - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT New Discovery Series - Service Class	[7]
Current Expenses [Percent]	1.12%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.25%	[7]
Average Annual Total Returns, 5 Years [Percent]	10.81%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.41%	[7]
MFS® VIT Total Return Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Service Class	[7]
Current Expenses [Percent]	0.86%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.22%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.27%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.27%	[7]
Morgan Stanley VIF Global Strategist Portfolio ‑ Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Morgan Stanley VIF Global Strategist Portfolio ‑ Class II	[7]
Current Expenses [Percent]	1.00%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.94%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.94%	[7]
Average Annual Total Returns, 10 Years [Percent]	3.81%	[7]
Morgan Stanley VIF Growth Portfolio - Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Morgan Stanley VIF Growth Portfolio - Class II	[7]
Current Expenses [Percent]	0.82%	[7]
Average Annual Total Returns, 1 Year [Percent]	48.32%	[7]
Average Annual Total Returns, 5 Years [Percent]	10.95%	[7]
Average Annual Total Returns, 10 Years [Percent]	11.62%	[7]
PIMCO VIT All Asset Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio - Advisor Class	[7]
Portfolio Company Adviser [Text Block]	Research Affiliates LLC	[7]
Current Expenses [Percent]	2.29%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.02%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.90%	[7]
Average Annual Total Returns, 10 Years [Percent]	3.93%	[7]
PIMCO VIT CommodityRealReturn® Strategy Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	[7]
Current Expenses [Percent]	1.58%	[7]
Average Annual Total Returns, 1 Year [Percent]	(7.93%)	[7]
Average Annual Total Returns, 5 Years [Percent]	8.46%	[7]
Average Annual Total Returns, 10 Years [Percent]	(0.90%)	[7]
PIMCO VIT Emerging Markets Bond Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.67%
PIMCO VIT Global Diversified Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class	[7]
Current Expenses [Percent]	1.31%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.64%	[7]
Average Annual Total Returns, 5 Years [Percent]	5.40%	[7]
Average Annual Total Returns, 10 Years [Percent]	4.03%	[7]
PIMCO VIT High Yield Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT High Yield Portfolio - Advisor Class
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.11%
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	4.04%
PIMCO VIT Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio - Advisor Class
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]
PIMCO VIT Long-Term U.S. Government Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class
Current Expenses [Percent]	2.11%
Average Annual Total Returns, 1 Year [Percent]	3.88%
Average Annual Total Returns, 5 Years [Percent]	(1.40%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
PIMCO VIT Low Duration Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio - Advisor Class
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	0.82%
PIMCO VIT Real Return Advisor [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio - Advisor Class
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	2.15%
PIMCO VIT Short-Term Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio - Advisor Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	1.76%
PIMCO VIT Total Return Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Advisor Class
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Protective Life Dynamic Allocation Series - Conservative Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Conservative Portfolio	[7]
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.44%	[7]
Average Annual Total Returns, 5 Years [Percent]	2.81%	[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Protective Life Dynamic Allocation Series - Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Growth Portfolio	[7]
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	18.34%	[7]
Average Annual Total Returns, 5 Years [Percent]	4.73%	[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Protective Life Dynamic Allocation Series - Moderate Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Protective Life Dynamic Allocation Series - Moderate Portfolio	[7]
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.52%	[7]
Average Annual Total Returns, 5 Years [Percent]	3.46%	[7]
Average Annual Total Returns, 10 Years [Percent]		[7]
Royce Capital Small-Cap Portfolio - Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Small-Cap Portfolio - Service Class	[9]
Current Expenses [Percent]	1.39%	[9]
Average Annual Total Returns, 1 Year [Percent]	25.53%	[9]
Average Annual Total Returns, 5 Years [Percent]	9.90%	[9]
Average Annual Total Returns, 10 Years [Percent]	5.35%	[9]
T. Rowe Price® All-Cap Opportunities Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® All-Cap Opportunities Portfolio	[7]
Current Expenses [Percent]	0.80%	[7]
Average Annual Total Returns, 1 Year [Percent]	28.96%	[7]
Average Annual Total Returns, 5 Years [Percent]	18.96%	[7]
Average Annual Total Returns, 10 Years [Percent]	14.57%	[7]
T. Rowe Price® Blue Chip Growth Portfolio-II Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Blue Chip Growth Portfolio-II Class	[7]
Current Expenses [Percent]	1.00%	[7]
Average Annual Total Returns, 1 Year [Percent]	48.96%	[7]
Average Annual Total Returns, 5 Years [Percent]	13.22%	[7]
Average Annual Total Returns, 10 Years [Percent]	12.03%	[7]
T. Rowe Price® Health Sciences Portfolio-II Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Health Sciences Portfolio-II Class
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	11.03%
T. Rowe Price® Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Moderate Allocation Portfolio	[7]
Current Expenses [Percent]	0.85%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.35%	[7]
Average Annual Total Returns, 5 Years [Percent]	7.31%	[7]
Average Annual Total Returns, 10 Years [Percent]	5.91%	[7]
Templeton Developing Markets VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund - Class 2	[7]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investment Management, Ltd	[7]
Current Expenses [Percent]	1.35%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.62%	[7]
Average Annual Total Returns, 5 Years [Percent]	4.22%	[7]
Average Annual Total Returns, 10 Years [Percent]	2.32%	[7]
Templeton Foreign VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund - Class 2	[7],[9]
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC	[7],[9]
Current Expenses [Percent]	1.07%	[7],[9]
Average Annual Total Returns, 1 Year [Percent]	20.76%	[7],[9]
Average Annual Total Returns, 5 Years [Percent]	5.27%	[7],[9]
Average Annual Total Returns, 10 Years [Percent]	1.28%	[7],[9]
Templeton Global Bond VIP Fund - Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 2	[7]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.	[7]
Current Expenses [Percent]	0.75%	[7]
Average Annual Total Returns, 1 Year [Percent]	2.88%	[7]
Average Annual Total Returns, 5 Years [Percent]	(2.13%)	[7]
Average Annual Total Returns, 10 Years [Percent]	(0.66%)	[7]
Vanguard® VIF Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Balanced Portfolio
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Vanguard® VIF Capital Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Capital Growth Portfolio
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	27.98%
Average Annual Total Returns, 5 Years [Percent]	14.33%
Average Annual Total Returns, 10 Years [Percent]	12.85%
Vanguard® VIF Conservative Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Conservative Allocation Portfolio
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	4.84%
Vanguard® VIF Diversified Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Diversified Value Portfolio
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.13%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Vanguard® VIF Equity Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Income Portfolio
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Vanguard® VIF Equity Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Index Portfolio
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	15.52%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Vanguard® VIF Global Bond Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Global Bond Index Portfolio
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	0.88%
Vanguard® VIF Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Growth Portfolio
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	40.13%
Average Annual Total Returns, 5 Years [Percent]	16.08%
Average Annual Total Returns, 10 Years [Percent]
Vanguard® VIF High Yield Bond Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF High Yield Bond Portfolio
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	4.34%
Vanguard® VIF International Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF International Portfolio
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Vanguard® VIF Mid-Cap Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Mid-Cap Index Portfolio
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Vanguard® VIF Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Moderate Allocation Portfolio
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	6.19%
Vanguard® VIF Money Market Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Money Market Portfolio	[7]
Current Expenses [Percent]	0.15%	[7]
Average Annual Total Returns, 1 Year [Percent]	5.05%	[7]
Average Annual Total Returns, 5 Years [Percent]	1.86%	[7]
Average Annual Total Returns, 10 Years [Percent]	1.30%	[7]
Vanguard® VIF Real Estate Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index Portfolio
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Vanguard® VIF Short-Term Investment-Grade Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Short-Term Investment-Grade Portfolio
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.16%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Vanguard® VIF Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index Portfolio
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Vanguard® VIF Total International Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Total International Stock Market Index Portfolio
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]
Vanguard® VIF Total Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® VIF Total Stock Market Index Portfolio
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	25.95%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Western Asset Core Plus VIT Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio - Class II
Portfolio Company Adviser [Text Block]	Western Asset Management Company Pte Ltd. – Singapore
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]
Administration Charge [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.10%
After Any Waivers Or Expense Reimbursements [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.11%	[12]
Portfolio Company Expenses Maximum [Percent]	2.29%	[12]
Automatic Withdrawal Plan [Member]
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Plan (“AWP”)
Purpose of Benefit [Text Block]	Automatically withdraws a level dollar amount from the Contract on a monthly or quarterly basis before the Annuity Date.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• If you select the SecurePay rider, the AWP will reduce Benefit Base and available SecurePay withdrawals. • Income taxes, including a 10% additional tax if you are younger than age 59½, may apply.
Name of Benefit [Text Block]	Automatic Withdrawal Plan (“AWP”)
Before Any Waivers Or Expense Reimbursements [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.11%
Portfolio Company Expenses Maximum [Percent]	4.52%
Contract Value Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Contract Value Death Benefit
Purpose of Benefit [Text Block]	Equal to the Contract Value as of the date we receive Due Proof of Death
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• If Advisory Fees are paid from Contract Value, the ongoing deductions will reduce the Contract Value and therefore the Death Benefit.
Name of Benefit [Text Block]	Contract Value Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]
Contract Value Death Benefit
The Contract Value Death Benefit will equal the Contract Value as of the date we receive Due Proof of Death. Note that the Contract Value is reduced by fees and charges. If an Owner chooses to pay Advisory Fees from his or her Contract Value, then these ongoing deductions will reduce the Contract Value and therefore the death benefit amount.
For example, assume that your starting Contract Value is $100,000 and that your agreement with your financial adviser includes an Advisory Fee of 1.50% annual rate taken at the beginning of each quarter. Assuming a growth rate of 5% annually (net of all other fees and charges), if you choose to take Advisory Fees from the Contract, by the end of one year you will pay $1,519.19 to your adviser and your Contract Value will be $103,443.84. Had you chosen not to take Advisory Fees from your Contract, your Contract Value at the end of the year, and therefore your Contract Value Death Benefit at that time, would have been $105,000, a difference of  $1,556.16. Over ten years, assuming a constant net growth rate of 5%, the Contract Value death benefit would be lower by $22,728.73 due to the payment of the Advisory Fee. You should discuss with your adviser whether it is in your best interest to take Advisory Fees from your Contract or pay them from another source.

Dollar Cost Averaging [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from the DCA Account or the Fixed Account to the Sub-Accounts you select, on a monthly basis over a specific period of time.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• If you select the SecurePay rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Maximum Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense, Footnotes [Text Block]
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 83rd birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fees” sections in the Prospectus.

Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Purpose of Benefit [Text Block]
Equal to the greatest of:
1.
the Contract Value,

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value), or

3.
the greatest anniversary value attained prior to the older Owner’s 83rd birthday.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense, Footnotes [Text Block]
The Maximum Anniversary Value Death Benefit is equal to the greatest of  (i) your Contract Value, (ii) your Purchase Payments less an adjustment for withdrawals, or (iii) the highest anniversary value of the Contract before the Owner’s 83rd birthday. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fees” sections in the Prospectus.

Brief Restrictions / Limitations [Text Block]
•
Available only at purchase (subject to availability).

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
Cannot be elected if the oldest Owner is 78 or older.

•
If Advisory Fees are paid from Contract Value, the ongoing deductions will reduce the Contract Value and therefore the Death Benefit.

•
Withdrawals can reduce the Death Benefit by more than the amount withdrawn.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Optional Maximum Anniversary Value Death Benefit
At the time of application (subject to availability), you may select the Maximum Anniversary Value Death Benefit if the Issue Date of the Contract is before the oldest Owner’s 78th birthday.
We will determine an anniversary value for each Contract Anniversary occurring before the earlier of the older Owner’s 83rd birthday or the deceased Owner’s date of death. Each anniversary value is equal to the sum of:
?
•
the Contract Value on that Contract Anniversary; plus

?
•
all Purchase Payments since that Contract Anniversary; minus

?
•
an adjustment for each withdrawal (including any withdrawal made under the SecurePay rider) since that Contract Anniversary.

The adjustment for each withdrawal since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value. Deduction of fee(s) for any optional benefit purchased and deduction of the Advisory Fee (if elected) are not treated as withdrawals for purposes of adjusting the Maximum Anniversary Value Death Benefit amount. If an Owner chooses to pay Advisory Fees from his or her Contract Value, then these ongoing deductions will reduce the Contract Value and could therefore reduce the death benefit amount. If the value of the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn.
The Maximum Anniversary Value Death Benefit will equal the greatest of  (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each withdrawal; or (3) the greatest anniversary value attained prior to the older Owner’s 83rd birthday; provided, however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount withdrawn reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the withdrawal, the adjustment will be larger than the amount withdrawn. See Appendix: Example of Death Benefit Calculations for an example of the calculation of the Maximum Anniversary Value Death Benefit.
It is possible that, at the time of an Owner’s death, the Maximum Anniversary Value Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.
Suspension of Maximum Anniversary Value Death Benefit.   For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Anniversary Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. If death occurs after the one-year period has ended, we will include the Contract Value on the Contract Anniversary occurring during the one-year suspension as well as Purchase Payments received and withdrawals made during the one-year suspension when calculating the Maximum Anniversary Value Death Benefit.
Maximum Anniversary Value Death Benefit Fee
We assess a fee for the Maximum Anniversary Value Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “Charges and Deductions, Death Benefit Fees.”) It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a withdrawal from the Contract. (See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”)

Mortality and Expense Risk [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.20%
Portfolio Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Sub-Accounts you select (either quarterly, semi-annually or annually) to maintain your chosen percentage allocation of Variable Account value among the Sub-Accounts.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• If you select the SecurePay rider, your allocations must comply with our Allocation Guidelines and Restrictions.
Name of Benefit [Text Block]	Portfolio Rebalancing
Return of Purchase Payments Death Benefit before December 13, 2024 [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	For Contracts issued before December 13, 2024, the maximum charge for the Return of Purchase Payments Death Benefit Fee was 0.20%.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	For Contracts issued before December 13, 2024, the maximum charge for the Return of Purchase Payments Death Benefit Fee was 0.20%.
Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[13]
Optional Benefit Expense, Footnotes [Text Block]
The Return of Purchase Payments Death Benefit is equal to the greatest of  (i) your Contract Value, or (ii) your Purchase Payments less an adjustment for withdrawals. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fees” sections in the Prospectus.

Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]
Equal to the greatest of:
1.
the Contract Value, or

2.
the aggregate Purchase Payments less an adjustment for each withdrawal (adjustment for each withdrawal is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value.)

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[13]
Optional Benefit Expense, Footnotes [Text Block]
The Return of Purchase Payments Death Benefit is equal to the greatest of  (i) your Contract Value, or (ii) your Purchase Payments less an adjustment for withdrawals. For more information on these death benefit values and fees, and how they are calculated, please see the “DEATH BENEFIT” and “CHARGES AND DEDUCTIONS, Death Benefit Fees” sections in the Prospectus.

Brief Restrictions / Limitations [Text Block]
•
Available only at purchase.

•
Death Benefit will never be more than the Contract Value plus $1,000,000.

•
If Advisory Fees are paid from Contract Value, the ongoing deductions will reduce the Contract Value and therefore the Death Benefit.

•
Withdrawals can reduce the Death Benefit by more than the amount withdrawn.

•
It is possible that this Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee.

Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Optional Return of Purchase Payments Death Benefit
At the time of application (subject to availability), you may select the Return of Purchase Payments Death Benefit. The Return of Purchase Payments Death Benefit will equal the greater of  (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each withdrawal; provided, however, that the Return of Purchase Payments
Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each withdrawal in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of the withdrawal in the same proportion that the amount withdrawn reduces the Contract Value. Deduction of the fee(s) for any optional benefit purchased and deduction of the Advisory Fee (if elected) are not treated as withdrawals for purposes of adjusting the Return of Purchase Payments Death Benefit. If an Owner chooses to pay Advisory Fees from his or her Contract Value, then these ongoing deductions will reduce the Contract Value and could therefore reduce the death benefit amount. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the withdrawal, the downward adjustment to the death benefit will be larger than the amount withdrawn. See Appendix: Example of Death Benefit Calculations for an example of the calculation of the Return of Purchase Payments Death Benefit.
It is possible that, at the time of an Owner’s death, the Return of Purchase Payments Death Benefit will be no greater than the Contract Value Death Benefit, for which we do not assess a fee. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Return of Purchase Payments Death Benefit before you decide whether the Return of Purchase Payments Death Benefit is right for you.
Suspension of the Enhanced Value of the Return of Purchase Payments Death Benefit
For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value, regardless of whether the Return of Purchase Payments Death Benefit option is selected (or purchased). During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive Due Proof of Death at our Administrative Office. The Company will continue to assess the fee for Return of Purchase Payments Death Benefit during the one-year period of suspension. If death occurs after the one-year period has ended, we will include the value of the Return of Purchase Payments Death Benefit option when calculating the death benefit payable to the beneficiary.
Return of Purchase Payments Death Benefit Fee
We assess a fee for the Return of Purchase Payments Death Benefit. If you select this death benefit, you must pay a fee based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See “CHARGES AND DEDUCTIONS, Death Benefit Fees.”)

SecurePay Pro Rider at Contract Purchase [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Maximum [Percent]	2.00%
Other Annual Expense, Footnotes [Text Block]
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base. See “THE SECUREPAY RIDER” in the Prospectus.
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY RIDER” in the Prospectus.

Name of Benefit [Text Block]	SecurePay Pro rider
Purpose of Benefit [Text Block]	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[14]
Standard Benefit Expense, Footnotes [Text Block]	Fee is calculated as a percentage of the Benefit Base.
Brief Restrictions / Limitations [Text Block]
•
Benefit limits available Investment Options

•
No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first

•
Withdrawals will reduce the Benefit Base and available SecurePay withdrawals

•
Excess Withdrawals may significantly reduce or eliminate value of benefit

•
Available to Contract Owners age 60 to 85.

•
Advisory Fee deductions will reduce the Contract Value and therefore may limit the potential for increasing the rider’s Annual Withdrawal Amount and Benefit Base through higher Contract Values on Contract Anniversaries.

Name of Benefit [Text Block]	SecurePay Pro rider
Operation of Benefit [Text Block]
THE SECUREPAY PRO RIDER
In general, the SecurePay rider guarantees the right to make withdrawals (“SecurePay Withdrawals”) based upon the value of a protected lifetime income benefit base (“Benefit Base”) that will remain fixed if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions of the rider. Withdrawals from your Contract before the Benefit Election Date, and Excess Withdrawals on or after the Benefit Election Date, reduce the Annual Withdrawal Amount and the Benefit Base, perhaps significantly. If said withdrawals reduce the Contract Value to zero, the Contract and the SecurePay Rider will terminate. (For more information regarding the effect of withdrawals and Excess Withdrawals on the Benefit Base, see “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”) In order to maintain your SecurePay rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The SecurePay rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased.
Under the SecurePay rider, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount (“AWA”) — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.
Withdrawals under the SecurePay rider while your Contract Value is greater than zero are withdrawals of your own money and will be deducted from your Contract Value and not from our general account assets. If your Contract Value is reduced to zero (other than due to an Excess Withdrawal), the Company will make lifetime income benefit payments from its own assets. It is possible the Company will not have to make lifetime income benefit payments to the Owner from the Company’s own assets.
You may purchase the SecurePay rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. See “Purchasing the Optional SecurePay Rider.”
SecurePay does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
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If you purchase the SecurePay rider, your options for allocating Purchase Payments and Contract Value are restricted to limit the risk that the Company will be required to make lifetime payments under the SecurePay rider from Protective Life’s general account. See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”.

•
You may not make any additional Purchase Payments two years or more after the date the rider is issued (the “Rider Issue Date”), or on or after the Benefit Election Date, whichever comes first. Such restrictions on Purchase Payments after the Benefit Election Date or two years following the Rider Issue Date may limit the ability to increase the Benefit Base, and therefore the AWA, through higher Contract Values on Contract Anniversaries, as well as limit the ability for increase in Contract Value and death benefit values (particularly the Return of Purchase Payments Death Benefit). In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
If an Owner chooses to pay Advisory Fees from his or her Contract Value, such deductions will not count as withdrawals under the rider and will not reduce the Annual Withdrawal Amount or the Benefit Base, but such ongoing deductions will reduce the Contract Value and therefore may limit the potential for increasing the Annual Withdrawal Amount and Benefit Base through higher Contract Values on Contract Anniversaries.

•
Any change in a Covered Person following the Benefit Election Date (the “Benefit Period”), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.

•
On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.

The ways to purchase the SecurePay rider, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.
You should not purchase the SecurePay rider if:
•
you expect to take any withdrawals before the Benefit Election Date and any withdrawals on or after the Benefit Election Date in excess of the AWA (“Excess Withdrawals”) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit. See “Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals”; or

•
you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

•
you do not expect to take SecurePay Withdrawals (especially before the age of 95).

Appendix: Example of SecurePay Rider demonstrates the operation of the SecurePay rider using hypothetical examples. You should review Appendix: Example of SecurePay Rider and consult your sales representative to discuss whether SecurePay suits your needs.
Purchasing the Optional SecurePay Rider
You may purchase the SecurePay rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. The Owner (or older Owner) or Annuitant must be age 85 or younger and the youngest Owner and Annuitant must be age 60 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” eligibility is determined by the age of the Annuitant.
Important Considerations:
•
You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.

•
You may not cancel the SecurePay rider during the ten years following the Rider Issue Date.

•
We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

•
You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”).

•
Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

•
You must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.

Allocation Guidelines and Restrictions
In order to maintain your SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay rider. Please see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”
Designating the Covered Person(s)
The Covered Person is the person upon whose life the SecurePay rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
•
If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

•
Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

•
Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

•
The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions and Domestic Partners.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
	Single Life Coverage	Joint Life Coverage
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may purchase a new SecurePay rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Joint Owner/ Spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may purchase a new SecurePay rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Changing Beneficiaries — Single Owner with Joint Life Coverage.   After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Beginning Your SecurePay Withdrawals
You must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.
•
Even though your SecurePay rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

•
You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

•
All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.
•
Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

Any withdrawals made on or after the Rider Issue Date but prior to the Benefit Election Date — including automatic withdrawals — will similarly result in a reduction in the Benefit Base and corresponding AWA, and may even significantly reduce or eliminate the value of such benefits.
Please consult your sales representative regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.
Important Considerations
•
All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year after the Benefit Election Date. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are “Excess Withdrawals.” You should not purchase the SecurePay rider if you intend to take Excess Withdrawals.
•
Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

•
Excess Withdrawals may result in a significantly lower AWA in the future.

•
Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Rate Sheet Prospectus Supplement Information
The Rate Sheet Prospectus Supplement contains the Maximum Withdrawal Percentage(s) for the SecurePay rider, the current fees for the available Optional Death Benefits, and the current fee for the SecurePay rider applicable to contracts applied for while that Rate Sheet Prospectus Supplement remains in effect (the “Effective Period”). The Effective Period is described in each Rate Sheet Prospectus Supplement. See “Maximum Withdrawal Percentage”. The Rate Sheet Prospectus Supplement also updates the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Prospectus and Initial Summary Prospectus, respectively, taking into account the current fees for the optional benefits disclosed in the Rate Sheet Prospectus Supplement.
In order for us to use the percentages in any particular Rate Sheet Prospectus Supplement, your necessary application information must be signed during it’s Effective Period. We must receive your necessary application information and payment of at least the minimum initial Purchase Payment ($5,000) within ten calendar days of the end of the Effective Period. If you plan to pay the initial Purchase Payment by exchanging another annuity contract that you own, we must receive your necessary application information within ten calendar days of the end of the Effective Period and the exchanged amount within 90 calendar days of the end of the Effective Period. If those conditions (the “Rate Sheet Eligibility Conditions”) are met, or if the then current Rate Sheet Prospectus Supplement percentages are identical to those set forth in the Rate Sheet Prospectus Supplement attached to your Prospectus, we will follow our established procedures for issuing the Contract. See “Issuance of a Contract.”
If any of these conditions are not met, we will consider your application not to be in Good Order. In that case, we will inform your financial adviser and request instructions as whether to apply the initial Purchase Payment and issue the Contract with the percentages in effect under the current Rate Sheet Prospectus Supplement or cancel the application and return your Purchase Payment. If your financial adviser instructs us to issue the Contract, we will provide you with the Rate Sheet Prospectus Supplement that applies to your Contract and an amendment to your application upon delivery of the Contract. If we are unable to contact your financial adviser within five business days after we determine the application is not in Good Order, we will return your Purchase Payment. You, or your financial adviser may also instruct us to issue the Contract without the SecurePay rider. Once we receive both the necessary application information and at least the minimum initial Purchase Payment, we will follow our established procedures for issuing the Contract.
If any of the Rate Sheet Eligibility Conditions are not met because of reasons reasonably beyond your control, Protective Life may, in its sole discretion, modify, terminate, suspend or waive the Rate Sheet Eligibility Conditions on such terms and conditions as it deems advisable (each a “Rate Sheet Eligibility Condition Change”). Any such Rate Sheet Eligibility Condition Change shall be effected by the Company on a basis that is not unfairly discriminatory.
Since the Optional Death Benefits can only be purchased at Contract Issue, the fee for a particular Optional Death Benefit will be disclosed in the Rate Sheet Prospectus Supplement in effect when you signed your Contract. If you purchase a SecurePay rider under the RightTime option, the Rate Sheet Prospectus Supplement containing the applicable SecurePay rider fee will be the Rate Sheet Prospectus Supplement with an Effective Period that includes your Rider Issue Date. You should not purchase the SecurePay rider without first obtaining the applicable Rate Sheet Prospectus Supplement. Please contact us at 1-800-456-6330 to obtain the current Rate Sheet Prospectus Supplement. The current Rate Sheet Prospectus Supplement is also available online at https://protective.onlineprospectus.net/protective/ProtectiveInvestorsBenefitAdvisoryVariableAnnuityNY/index.html and www.sec.gov under File Number 333-238855. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance. The relevant information from all superseded Rate Sheet Prospectus Supplements can be found in Appendix: Superceded Rate Sheet Prospectus Supplement Information to the Prospectus.
Determining the Amount of Your SecurePay Withdrawals
The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election Form at our Administrative Office in “good order” by multiplying your Benefit Base on that date by the “Maximum Withdrawal Percentage” applicable to your Contract and determined according to the Rate Sheet Prospectus Supplement effective when you purchase it. The Benefit Election form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office.
Maximum Withdrawal Percentage
The Maximum Withdrawal Percentage is set forth in the Rate Sheet Prospectus Supplement attached to your Prospectus. See “Rate Sheet Prospectus Supplement Information.”
Under certain circumstances, we may increase your AWA. See “Required Minimum Distributions.” In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See “Reduction of Contract Value to Zero.”)
Calculating the Benefit Base Before the Benefit Election Date
The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.
Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.
If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date.
Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.
Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.
Because all withdrawals made prior to the Benefit Election Date reduce the Benefit Base, you should carefully consider the impact of these withdrawals prior to scheduling them. Withdrawals prior to the Benefit Election Date could significantly reduce or even eliminate the value of the SecurePay Benefit.
On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the “SecurePay Anniversary Value” if that value is higher than the Benefit Base. On each Contract Anniversary, the “SecurePay Anniversary Value” is equal to your Contract Value on that Contract Anniversary. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.
Calculating the Benefit Base On or After the Benefit Election Date
We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year’s Annual Withdrawal Amount.
SecurePay Withdrawals
SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.
Important Consideration
SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.
For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.
Excess Withdrawals
During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.
An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.
a.
If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal.

b.
If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).
However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)). An Excess Withdrawal could reduce the Benefit Base by substantially more than the actual amount of the withdrawal. Furthermore, a $1,000 Excess Withdrawal will reduce the Benefit Base by more than $1,000.
We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage.
Reduction of Contract Value to Zero
If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay rider as follows:
•
We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. Please note that we may accept different payment intervals.

If you request a surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, we will pay you a lump sum equal to such remaining AWA.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.
As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL.”
Benefit Available on Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday)
If the Owner annuitizes before the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”) the SecurePay rider will terminate and the Owner will not be entitled to any benefits under the rider, including the Annual Withdrawal Amount. The annuity payments may be less than the Annual Withdrawal Amount. Please discuss with your financial advisor whether it is in your best interest to annuitize prior to the Maximum Annuity Date since you will have paid for the SecurePay rider without having received the benefit payable under the rider. The SecurePay rider may not be suitable for you if you intend to annuitize the Contract prior to the Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday).
If your SecurePay rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
You must annuitize the Contract no later than the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”). The SecurePay rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.
SecurePay Fee
We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.
The SecurePay Fee is currently 1.50% (1.60% under RightTime) of the Benefit Base. We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above a maximum 2.00% (2.20% under RightTime) of the Benefit Base.
We reserve the right to increase the SecurePay fee up to the maximum stated above if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. See “SecurePay Rider.”
Terminating the SecurePay Rider
The SecurePay rider will terminate upon the earliest of:
•
the Valuation Date you terminate your SecurePay rider (permitted after the rider has been in effect for at least ten years);

•
the Valuation Date the Contract is surrendered or terminated;

•
the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

•
the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

•
the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);

•
for a SecurePay rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

•
for a SecurePay rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

•
the Annuity Date;

•
the Maximum Annuity Date (being the Owner’s choice of the options outlined under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

•
the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

Deduction of the monthly fee for the SecurePay rider ceases upon termination. We will not refund the SecurePay fees you have paid if your SecurePay rider terminates for any reason. If your SecurePay rider terminates, you may not reinstate it or purchase a new rider except as described below under “Spousal Continuation” and “Reinstating Your SecurePay Rider Within 30 Days of Termination.”
Spousal Continuation
Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay rider, provided the surviving spouse meets the rider’s issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of  (1) the Contract Value (which will reflect the Death Benefit), or (2) the current Benefit Base.
If the SecurePay Benefit Election Form indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date and the surviving spouse elects to continue the Contract and become the new Sole Owner, then the surviving spouse may purchase a new SecurePay rider before the Annuity Date if we are offering the rider at that time. If all the conditions to purchase a new SecurePay rider have been met, we will issue the rider upon our receipt of the surviving spouse’s written request. The new rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued. This means:
•
The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.

•
We will impose the current SecurePay Fee in effect on the new Rider Issue Date.

The surviving spouse may not purchase a new SecurePay rider if he or she does not meet the rider’s issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered Person. Please note that we may limit the availability of the SecurePay rider at any time.
If the SecurePay Benefit Election Form indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.
Reinstating Your SecurePay Rider Within 30 Days of Termination
If your SecurePay rider terminated due to a Prohibited Allocation instruction (see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS”) or due to a change in Covered Person after the Benefit Election Date (see “Designating the Covered Person(s)”), and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.
If termination occurred due to a Prohibited Allocation instruction, your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider’s Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. If termination occurred due to a change in Covered Person after the Benefit Election Date, your written reinstatement request must correct the change in Covered Person by directing us to designate under the reinstated rider the original Covered Person(s) that had been selected on the Benefit Election Date.
We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay rider Issue Date, Benefit Base, AWA, SecurePay Fee and, if applicable, Maximum Withdrawal Percentage, as it had prior to termination.
Tax Consequences
Treatment of Civil Unions and Domestic Partners.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as “spouses” for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the SecurePay rider benefit while the surviving Beneficiary is still alive.
In addition, the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay rider before consulting legal and financial advisers and carefully evaluating whether the SecurePay rider is suitable for his or her needs.
Other Tax Matters.   For a discussion of other tax consequences specific to the SecurePay rider, please see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.”
Required Minimum Distributions
If the SecurePay rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.
In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.
In general, under the SecurePay rider, you may withdraw the greater of  (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.
Note: If you submit your Benefit Election Form before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.
ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
In order to maintain the SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the rider.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the rider and we will have less risk to hedge under the rider than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies.
The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Category 1
Minimum Allocation: 40%
Maximum Allocation: 100%
American Funds® IS - The Bond Fund of America®
American Funds® IS - Capital World Bond Fund®
American Funds® IS - U.S. Government Securities Fund®
Columbia VP — Intermediate Bond
Columbia VP — Limited Duration Credit
Dimensional VA Global Bond
Dimensional VA Short-Term Fixed
Fidelity® VIP FundsManager 20%
Fidelity® VIP Investment Grade Bond
Goldman Sachs VIT Core Fixed Income
Invesco® V.I. Government Securities
Invesco® V.I. U.S. Government Money
Lord Abbett Series Fund - Short Duration Income
PIMCO VIT Low Duration
PIMCO VIT Short-Term
PIMCO VIT Total Return
Protective Life Dynamic Allocation Series — Conservative
Vanguard® VIF Money Market
Vanguard® VIF Short-Term Investment Grade
Vanguard® VIF Total Bond Market Index
Western Asset Core Plus VIT
Category 2
Minimum Allocation: 0%
Maximum Allocation: 60%
LVIP American Century Balanced (formerly, American Century Investments® VP Balanced)
American Funds® IS - Asset Allocation
American Funds® IS - Capital Income Builder®
American Funds® IS - Global Balanced
BlackRock 60/40 Target Allocation ETF V.I.
BlackRock Global Allocation V.I.
Columbia Variable Portfolio — Balanced
Columbia Variable Portfolio — Strategic Income
Dimensional VA Global Moderate Allocation
Fidelity® VIP Asset Manager
Fidelity® VIP Balanced
Fidelity® VIP Target Volatility
Franklin Income VIP
Franklin Strategic Income VIP
Goldman Sachs VIT Multi-Strategy Alternatives
Goldman Sachs VIT Trend Driven Allocation(1)
Invesco® V.I. Balanced-Risk Allocation(1)
Invesco® V.I. Equity and Income
Janus Henderson Balanced
Lord Abbett Series Fund - Bond Debenture
Morgan Stanley VIF Global Strategist
PIMCO VIT Income
PIMCO VIT All Asset
PIMCO VIT Emerging Markets Bonds
PIMCO VIT Global Diversified Allocation
PIMCO VIT High Yield
PIMCO VIT Long-Term U.S. Government
PIMCO VIT Real Return
Protective Life Dynamic Allocation Series — Moderate
T. Rowe Price® Moderate Allocation
Templeton Global Bond VIP
Vanguard® VIF Balanced
Vanguard® VIF Conservative Allocation
Vanguard® VIF Global Bond Index
Vanguard® VIF High Yield Bond
Vanguard® VIF Moderate Allocation
(1)
The Fund includes a volatility management strategy as part of the Fund’s investment objective and/or principal investment strategy. (See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”)

Category 3
Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Large Cap Growth
AB VPS Relative Value
American Funds® IS - Capital World Growth and Income Fund®
American Funds® IS - Global Growth
American Funds® IS - Growth
American Funds® IS - Growth-Income
American Funds® IS - Washington Mutual Investors FundSM
ClearBridge Variable Dividend Strategy
ClearBridge Variable Large Cap Growth
Dimensional VA Equity Allocation
Dimensional VA U.S. Large Value
Fidelity® VIP Asset Manager: Growth
Fidelity® VIP Contrafund
Fidelity® VIP FundsManager 60%
Fidelity® VIP FundsManager 85%
Fidelity® VIP Growth
Fidelity® VIP Health Care
Fidelity® VIP Mid Cap
Fidelity® VIP Utilities
Franklin Mutual Global Discovery VIP
Franklin Mutual Shares VIP
Franklin Rising Dividends VIP
Goldman Sachs VIT Strategic Growth
Invesco® V.I. Comstock
Invesco® V.I. Growth and Income
Invesco® V.I. EQV International Equity
Invesco® V.I. Main Street Fund®
Janus Henderson Forty
Lord Abbett Series Fund - Dividend Growth
MFS® VIT Growth
MFS® VIT II Core Equity
MFS® VIT II International Growth
MFS® VIT II International Intrinsic Value
MFS® VIT II Massachusetts Investors Growth Stock
MFS® VIT Total Return
Protective Life Dynamic Allocation Series — Growth
T. Rowe Price® All-Cap Opportunities
T. Rowe Price® Blue Chip Growth
Vanguard® VIF Capital Growth
Vanguard® VIF Diversified Value
Vanguard® VIF Equity Income
Vanguard® VIF Equity Index
Vanguard® VIF Growth
Vanguard® VIF Mid-Cap Index
Vanguard® VIF Total Stock Market Index

Category 4
No Allocation Permitted if SecurePay is Selected
AB VPS Discovery Value
AB VPS Small Cap Growth
LVIP American Century Disciplined Core Value (formerly, American Century Investments® VP Disciplined Core Value)
LVIP American Century International (formerly, American Century Investments® VP International)
LVIP American Century Ultra (formerly, American Century Investments® VP Ultra®)
American Funds® IS - Global Small Capitalization
American Funds® IS - International
American Funds® IS - New World Fund®
BlackRock International V.I.
ClearBridge Variable Mid Cap
ClearBridge Variable Small Cap Growth
Columbia Variable Portfolio — Emerging Markets Bond
Columbia Variable Portfolio — Select Mid Cap Value
Dimensional VA International Small
Dimensional VA International Value
Dimensional VA U.S. Targeted Value
Fidelity® VIP Energy
Fidelity® VIP Growth Opportunities
Fidelity® VIP International Capital Appreciation
Fidelity® VIP Materials
Fidelity® VIP Technology
Fidelity® VIP Value Strategies
Franklin DynaTech VIP
Franklin Small Cap Value VIP
Franklin Small-Mid Cap Growth VIP
Goldman Sachs VIT Mid Cap Growth
Goldman Sachs VIT Mid Cap Value
Goldman Sachs VIT Small Cap Equity Insights
Invesco® V.I. Global
Invesco® V.I. Global Real Estate
Invesco® V.I. Main Street Small Cap Fund®
Janus Henderson Global Technology and Innovation
Janus Henderson Global Sustainable Equity
Janus Henderson Overseas
Lord Abbett Series Fund - Fundamental Equity
Lord Abbett Series Fund - Growth Opportunities
MFS® VIT II Research International
MFS® VIT III Blended Research® Small Cap Equity
MFS® VIT III Global Real Estate
MFS® VIT III Mid Cap Value
MFS® VIT Mid Cap Growth
MFS® VIT New Discovery
Morgan Stanley VIF Growth
PIMCO VIT CommodityRealReturn® Strategy
Royce Capital Small-Cap
T. Rowe Price® Health Sciences
Templeton Developing Markets VIP
Templeton Foreign VIP
Vanguard® VIF International
Vanguard® VIF Real Estate Index
Vanguard® VIF Total International Stock Market Index

The Benefit Allocation Model Portfolios.   Each of the Model Portfolios except the Growth Focus model will satisfy our Allocation Guidelines and Restrictions, (the “Benefit Allocation Model Portfolios”). See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to available Portfolio Company Models, contact your financial adviser.
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
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Protective Life Dynamic Allocation Series — Conservative Portfolio

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Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior written notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the Investment Options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the rider. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation
instruction”), we will terminate your SecurePay rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Mid Cap Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value, a Prohibited Allocation Instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination,” as applicable.

SecurePay Pro Rider Later under RightTime Option [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Maximum [Percent]	2.20%
Other Annual Expense, Footnotes [Text Block]
We will give you at least 30 days’ written notice before any increase in the SecurePay Fee. You may elect not to pay the increase in your SecurePay Fee. If you do, your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value. You will continue to be assessed your current SecurePay Fee, however, even though you will have given up the opportunity for any future increases in your SecurePay Benefit Base. See “THE SECUREPAY RIDER” in the Prospectus.
The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see “THE SECUREPAY RIDER” in the Prospectus.

Name of Benefit [Text Block]	SecurePay Pro rider
Purpose of Benefit [Text Block]	Provides an Annual Withdrawal Amount that is guaranteed for life, even if Contract Value is reduced to zero.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%	[14]
Standard Benefit Expense, Footnotes [Text Block]	Fee is calculated as a percentage of the Benefit Base.
Brief Restrictions / Limitations [Text Block]
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Benefit limits available Investment Options

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No Purchase Payments two years or more after Rider Issue Date or on or after Benefit Election Date, whichever comes first

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Withdrawals will reduce the Benefit Base and available SecurePay withdrawals

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Excess Withdrawals may significantly reduce or eliminate value of benefit

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Available to Contract Owners age 60 to 85.

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Advisory Fee deductions will reduce the Contract Value and therefore may limit the potential for increasing the rider’s Annual Withdrawal Amount and Benefit Base through higher Contract Values on Contract Anniversaries.

Name of Benefit [Text Block]	SecurePay Pro rider
Operation of Benefit [Text Block]
THE SECUREPAY PRO RIDER
In general, the SecurePay rider guarantees the right to make withdrawals (“SecurePay Withdrawals”) based upon the value of a protected lifetime income benefit base (“Benefit Base”) that will remain fixed if your Contract Value has declined due to poor market performance, provided you comply with the terms and conditions of the rider. Withdrawals from your Contract before the Benefit Election Date, and Excess Withdrawals on or after the Benefit Election Date, reduce the Annual Withdrawal Amount and the Benefit Base, perhaps significantly. If said withdrawals reduce the Contract Value to zero, the Contract and the SecurePay Rider will terminate. (For more information regarding the effect of withdrawals and Excess Withdrawals on the Benefit Base, see “Calculating the Benefit Base Before the Benefit Election Date” and “Calculating the Benefit Base On or After the Benefit Election Date.”) In order to maintain your SecurePay rider, you must allocate Purchase Payments and Contract Value in accordance with specific Allocation Guidelines and Restrictions that are designed to limit our risk under the rider. The SecurePay rider provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased.
Under the SecurePay rider, the Owner or Owner(s) may designate certain persons as “Covered Persons” under the Contract. See “Selecting Your Coverage Option.” These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount (“AWA”) — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.
Withdrawals under the SecurePay rider while your Contract Value is greater than zero are withdrawals of your own money and will be deducted from your Contract Value and not from our general account assets. If your Contract Value is reduced to zero (other than due to an Excess Withdrawal), the Company will make lifetime income benefit payments from its own assets. It is possible the Company will not have to make lifetime income benefit payments to the Owner from the Company’s own assets.
You may purchase the SecurePay rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. See “Purchasing the Optional SecurePay Rider.”
SecurePay does not guarantee Contract Value or the performance of any Investment Option.
Important Considerations
•
If you purchase the SecurePay rider, your options for allocating Purchase Payments and Contract Value are restricted to limit the risk that the Company will be required to make lifetime payments under the SecurePay rider from Protective Life’s general account. See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”.

•
You may not make any additional Purchase Payments two years or more after the date the rider is issued (the “Rider Issue Date”), or on or after the Benefit Election Date, whichever comes first. Such restrictions on Purchase Payments after the Benefit Election Date or two years following the Rider Issue Date may limit the ability to increase the Benefit Base, and therefore the AWA, through higher Contract Values on Contract Anniversaries, as well as limit the ability for increase in Contract Value and death benefit values (particularly the Return of Purchase Payments Death Benefit). In most cases, if the Company receives a Purchase Payment two years or more after the Rider Issue Date or on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
If an Owner chooses to pay Advisory Fees from his or her Contract Value, such deductions will not count as withdrawals under the rider and will not reduce the Annual Withdrawal Amount or the Benefit Base, but such ongoing deductions will reduce the Contract Value and therefore may limit the potential for increasing the Annual Withdrawal Amount and Benefit Base through higher Contract Values on Contract Anniversaries.

•
Any change in a Covered Person following the Benefit Election Date (the “Benefit Period”), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees. A change in a Covered Person includes changing and/or adding Owners, Beneficiaries, and Annuitants under your Contract.

•
On the Benefit Election Date, we will cancel any existing automatic withdrawal plan that you have established.

The ways to purchase the SecurePay rider, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.
You should not purchase the SecurePay rider if:
•
you expect to take any withdrawals before the Benefit Election Date and any withdrawals on or after the Benefit Election Date in excess of the AWA (“Excess Withdrawals”) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit. See “Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals”; or

•
you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

•
you do not expect to take SecurePay Withdrawals (especially before the age of 95).

Appendix: Example of SecurePay Rider demonstrates the operation of the SecurePay rider using hypothetical examples. You should review Appendix: Example of SecurePay Rider and consult your sales representative to discuss whether SecurePay suits your needs.
Purchasing the Optional SecurePay Rider
You may purchase the SecurePay rider when you purchase your Contract, or later, under the RightTime option, provided you satisfy the rider’s age requirements. The Owner (or older Owner) or Annuitant must be age 85 or younger and the youngest Owner and Annuitant must be age 60 or older on the Rider Issue Date. Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” eligibility is determined by the age of the Annuitant.
Important Considerations:
•
You will begin paying the SecurePay Fee as of the Rider Issue Date, even if you do not begin taking SecurePay Withdrawals for many years.

•
You may not cancel the SecurePay rider during the ten years following the Rider Issue Date.

•
We do not refund any SecurePay Fees if a rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

•
You must comply with our Allocation Guidelines and Restrictions after the Rider Issue Date (see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits”).

•
Prior to the Benefit Election Date, you may take withdrawals according to the terms of your Contract but withdrawals will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

•
You must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Withdrawals taken before the Benefit Election Date are not SecurePay Withdrawals.

Allocation Guidelines and Restrictions
In order to maintain your SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay rider. Please see “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”
Designating the Covered Person(s)
The Covered Person is the person upon whose life the SecurePay rider benefit is based. You may designate one Covered Person (Single Life Coverage) or two Covered Persons (Joint Life Coverage).
•
If Single Life Coverage is elected, then the Owner will be the Covered Person (if there are two Owners, then the older Owner will be the Covered Person).

•
Joint Life Coverage may be elected if there are two Owners under the Contract who are spouses or if there is one Owner and his or her spouse is the sole Primary Beneficiary under the Contract. If Joint Life Coverage is elected, then the Owner and the Owner’s spouse will be the Covered Persons.

•
Where the Owner is a corporation, partnership, company, trust, or other “non-natural person,” the Annuitant (under Single Life Coverage) or Annuitant and Annuitant’s spouse who is the sole primary beneficiary (under Joint Life Coverage) will be the Covered Person(s).

•
The Covered Person (or, if Joint Life Coverage is selected, one of the two Covered Persons) must be designated as the Annuitant under the Contract as of the Benefit Election Date.

Note: A change of Covered Persons after the Benefit Election Date will cause your SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Owner or Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions and Domestic Partners.”)
Selecting Your Coverage Option.   If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:
	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
	Single Life Coverage	Joint Life Coverage
Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may purchase a new SecurePay rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	Not applicable.
Joint Owner/ Spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may purchase a new SecurePay rider if he or she continues the Contract under the spousal continuation provisions and certain conditions are met. (See, “Continuation of the Contract by a Surviving Spouse.”)	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date.
Changing Beneficiaries — Single Owner with Joint Life Coverage.   After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. If we terminate your rider due to a change in Covered Person, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination.” In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See “Spousal Continuation” and “Tax Consequences — Treatment of Civil Unions, Domestic Partners, and Divorce.”)
Beginning Your SecurePay Withdrawals
You must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.
•
Even though your SecurePay rider is in effect as of the Rider Issue Date and we begin the SecurePay Fee deductions on that date, any withdrawals made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

•
You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

•
All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another variable annuity contract we offer, however, you will be given the option of purchasing a new contract.

•
You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Issue Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.
•
Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

Any withdrawals made on or after the Rider Issue Date but prior to the Benefit Election Date — including automatic withdrawals — will similarly result in a reduction in the Benefit Base and corresponding AWA, and may even significantly reduce or eliminate the value of such benefits.
Please consult your sales representative regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.
Important Considerations
•
All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal additional tax if a withdrawal occurs before the Owner reaches age 59½. See “TAXATION OF ANNUITIES IN GENERAL, Taxation of Withdrawals and Surrenders.”

The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year after the Benefit Election Date. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are “Excess Withdrawals.” You should not purchase the SecurePay rider if you intend to take Excess Withdrawals.
•
Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

•
Excess Withdrawals may result in a significantly lower AWA in the future.

•
Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

If you would like to make an Excess Withdrawal and are uncertain how an Excess Withdrawal will reduce your future guaranteed withdrawal amounts, then you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of the Excess Withdrawal.
Rate Sheet Prospectus Supplement Information
The Rate Sheet Prospectus Supplement contains the Maximum Withdrawal Percentage(s) for the SecurePay rider, the current fees for the available Optional Death Benefits, and the current fee for the SecurePay rider applicable to contracts applied for while that Rate Sheet Prospectus Supplement remains in effect (the “Effective Period”). The Effective Period is described in each Rate Sheet Prospectus Supplement. See “Maximum Withdrawal Percentage”. The Rate Sheet Prospectus Supplement also updates the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Prospectus and Initial Summary Prospectus, respectively, taking into account the current fees for the optional benefits disclosed in the Rate Sheet Prospectus Supplement.
In order for us to use the percentages in any particular Rate Sheet Prospectus Supplement, your necessary application information must be signed during it’s Effective Period. We must receive your necessary application information and payment of at least the minimum initial Purchase Payment ($5,000) within ten calendar days of the end of the Effective Period. If you plan to pay the initial Purchase Payment by exchanging another annuity contract that you own, we must receive your necessary application information within ten calendar days of the end of the Effective Period and the exchanged amount within 90 calendar days of the end of the Effective Period. If those conditions (the “Rate Sheet Eligibility Conditions”) are met, or if the then current Rate Sheet Prospectus Supplement percentages are identical to those set forth in the Rate Sheet Prospectus Supplement attached to your Prospectus, we will follow our established procedures for issuing the Contract. See “Issuance of a Contract.”
If any of these conditions are not met, we will consider your application not to be in Good Order. In that case, we will inform your financial adviser and request instructions as whether to apply the initial Purchase Payment and issue the Contract with the percentages in effect under the current Rate Sheet Prospectus Supplement or cancel the application and return your Purchase Payment. If your financial adviser instructs us to issue the Contract, we will provide you with the Rate Sheet Prospectus Supplement that applies to your Contract and an amendment to your application upon delivery of the Contract. If we are unable to contact your financial adviser within five business days after we determine the application is not in Good Order, we will return your Purchase Payment. You, or your financial adviser may also instruct us to issue the Contract without the SecurePay rider. Once we receive both the necessary application information and at least the minimum initial Purchase Payment, we will follow our established procedures for issuing the Contract.
If any of the Rate Sheet Eligibility Conditions are not met because of reasons reasonably beyond your control, Protective Life may, in its sole discretion, modify, terminate, suspend or waive the Rate Sheet Eligibility Conditions on such terms and conditions as it deems advisable (each a “Rate Sheet Eligibility Condition Change”). Any such Rate Sheet Eligibility Condition Change shall be effected by the Company on a basis that is not unfairly discriminatory.
Since the Optional Death Benefits can only be purchased at Contract Issue, the fee for a particular Optional Death Benefit will be disclosed in the Rate Sheet Prospectus Supplement in effect when you signed your Contract. If you purchase a SecurePay rider under the RightTime option, the Rate Sheet Prospectus Supplement containing the applicable SecurePay rider fee will be the Rate Sheet Prospectus Supplement with an Effective Period that includes your Rider Issue Date. You should not purchase the SecurePay rider without first obtaining the applicable Rate Sheet Prospectus Supplement. Please contact us at 1-800-456-6330 to obtain the current Rate Sheet Prospectus Supplement. The current Rate Sheet Prospectus Supplement is also available online at https://protective.onlineprospectus.net/protective/ProtectiveInvestorsBenefitAdvisoryVariableAnnuityNY/index.html and www.sec.gov under File Number 333-238855. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance. The relevant information from all superseded Rate Sheet Prospectus Supplements can be found in Appendix: Superceded Rate Sheet Prospectus Supplement Information to the Prospectus.
Determining the Amount of Your SecurePay Withdrawals
The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election Form at our Administrative Office in “good order” by multiplying your Benefit Base on that date by the “Maximum Withdrawal Percentage” applicable to your Contract and determined according to the Rate Sheet Prospectus Supplement effective when you purchase it. The Benefit Election form will be deemed in “good order” if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office.
Maximum Withdrawal Percentage
The Maximum Withdrawal Percentage is set forth in the Rate Sheet Prospectus Supplement attached to your Prospectus. See “Rate Sheet Prospectus Supplement Information.”
Under certain circumstances, we may increase your AWA. See “Required Minimum Distributions.” In no event will the AWA increase once the Contract Value is reduced to zero and an Annuity Date is established. (See “Reduction of Contract Value to Zero.”)
Calculating the Benefit Base Before the Benefit Election Date
The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, both the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.
Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.
If the rider is purchased at issue, your initial Benefit Base is equal to your initial purchase payments. If the rider is added through RightTime, your initial Benefit Base is equal to your Contract Value on the Rider Issue Date.
Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Issue Date. We reduce the Benefit Base for each withdrawal from the Contract prior to the Benefit Period in the same proportion that each withdrawal reduces the Contract Value as of the date we process the withdrawal request.
Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 withdrawal, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.
Because all withdrawals made prior to the Benefit Election Date reduce the Benefit Base, you should carefully consider the impact of these withdrawals prior to scheduling them. Withdrawals prior to the Benefit Election Date could significantly reduce or even eliminate the value of the SecurePay Benefit.
On each Contract Anniversary following the Rider Issue Date, we also will increase the Benefit Base to equal the “SecurePay Anniversary Value” if that value is higher than the Benefit Base. On each Contract Anniversary, the “SecurePay Anniversary Value” is equal to your Contract Value on that Contract Anniversary. If we receive a withdrawal request on a Contract Anniversary, we will deduct the withdrawal from Contract Value before calculating the SecurePay Anniversary Value.
Calculating the Benefit Base On or After the Benefit Election Date
We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year’s Annual Withdrawal Amount.
SecurePay Withdrawals
SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).
If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.
Important Consideration
SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.
For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.
Excess Withdrawals
During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.
An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.
a.
If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal.

b.
If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal you will exceed your AWA by $1,000, and we will consider $2,000 of that withdrawal to be a SecurePay Withdrawal and $1,000 to be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).
However, if in the example above your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)). An Excess Withdrawal could reduce the Benefit Base by substantially more than the actual amount of the withdrawal. Furthermore, a $1,000 Excess Withdrawal will reduce the Benefit Base by more than $1,000.
We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage.
Reduction of Contract Value to Zero
If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay rider as follows:
•
We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

We will establish an Annuity Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

On the Annuity Date we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. Please note that we may accept different payment intervals.

If you request a surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, we will pay you a lump sum equal to such remaining AWA.
If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.
As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Date is established as described above and that are in the form of SecurePay Withdrawals as withdrawals. We intend to treat any amounts that you receive after the Annuity Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See “TAXATION OF ANNUITIES IN GENERAL.”
Benefit Available on Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday)
If the Owner annuitizes before the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”) the SecurePay rider will terminate and the Owner will not be entitled to any benefits under the rider, including the Annual Withdrawal Amount. The annuity payments may be less than the Annual Withdrawal Amount. Please discuss with your financial advisor whether it is in your best interest to annuitize prior to the Maximum Annuity Date since you will have paid for the SecurePay rider without having received the benefit payable under the rider. The SecurePay rider may not be suitable for you if you intend to annuitize the Contract prior to the Maximum Annuity Date (oldest Owner’s or Annuitant’s 95th birthday).
If your SecurePay rider is in effect on the Maximum Annuity Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If you do not select an Annuity Option, your monthly annuity payments will be the greater of  (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Date. For more information regarding Annuity Options, including Certain Period options, see “ANNUITY PAYMENTS, Annuity Options.”
You must annuitize the Contract no later than the oldest Owner’s or Annuitant’s 95th birthday (“Maximum Annuity Date”). The SecurePay rider will terminate on the Annuity Date, whether or not you have begun your SecurePay Withdrawals.
SecurePay Fee
We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Date that occurs after each Valuation Period containing a Monthly Anniversary Date. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA Account. The monthly fee is deducted from the Sub-Accounts in the same proportion that the value of each Sub-Account bears to the total Contract Value in the Variable Account on that date. The monthly fee is deducted from a Sub-Account in the same proportion that the Sub-Account value bears to the total Contract Value in the Variable Account on that date.
The SecurePay Fee is currently 1.50% (1.60% under RightTime) of the Benefit Base. We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above a maximum 2.00% (2.20% under RightTime) of the Benefit Base.
We reserve the right to increase the SecurePay fee up to the maximum stated above if, in our sole discretion, the increase is necessary or appropriate to cover the costs Protective Life incurs to mitigate the risks associated with offering the rider. If we increase the SecurePay Fee, we will give you at least 30 days’ written notice prior to the increase which notice will identify the date the increase in the SecurePay Fee will take place and provide instructions on how to accept or decline the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. See “SecurePay Rider.”
Terminating the SecurePay Rider
The SecurePay rider will terminate upon the earliest of:
•
the Valuation Date you terminate your SecurePay rider (permitted after the rider has been in effect for at least ten years);

•
the Valuation Date the Contract is surrendered or terminated;

•
the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

•
the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a SecurePay Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under “Reduction of Contract Value to Zero”);

•
the Valuation Date on or after the Benefit Election Date we receive instructions from you that results in a change in Covered Person(s);

•
for a SecurePay rider with one Covered Person, the date of the Covered Person’s death before the Annuity Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

•
for a SecurePay rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Date;

•
the Annuity Date;

•
the Maximum Annuity Date (being the Owner’s choice of the options outlined under “Benefit Available on Maximum Annuity Date (Oldest Owner’s or Annuitant’s 95th Birthday)”); or

•
the Valuation Date we receive instructions that are not in compliance with our Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.

Deduction of the monthly fee for the SecurePay rider ceases upon termination. We will not refund the SecurePay fees you have paid if your SecurePay rider terminates for any reason. If your SecurePay rider terminates, you may not reinstate it or purchase a new rider except as described below under “Spousal Continuation” and “Reinstating Your SecurePay Rider Within 30 Days of Termination.”
Spousal Continuation
Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay rider, provided the surviving spouse meets the rider’s issue age requirements as of the Rider Issue Date or as of any date prior to the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of  (1) the Contract Value (which will reflect the Death Benefit), or (2) the current Benefit Base.
If the SecurePay Benefit Election Form indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date and the surviving spouse elects to continue the Contract and become the new Sole Owner, then the surviving spouse may purchase a new SecurePay rider before the Annuity Date if we are offering the rider at that time. If all the conditions to purchase a new SecurePay rider have been met, we will issue the rider upon our receipt of the surviving spouse’s written request. The new rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued. This means:
•
The initial Benefit Base will be equal to the Contract Value as of the new Rider Issue Date.

•
We will impose the current SecurePay Fee in effect on the new Rider Issue Date.

The surviving spouse may not purchase a new SecurePay rider if he or she does not meet the rider’s issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered Person. Please note that we may limit the availability of the SecurePay rider at any time.
If the SecurePay Benefit Election Form indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the addition of the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.
Reinstating Your SecurePay Rider Within 30 Days of Termination
If your SecurePay rider terminated due to a Prohibited Allocation instruction (see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS”) or due to a change in Covered Person after the Benefit Election Date (see “Designating the Covered Person(s)”), and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.
If termination occurred due to a Prohibited Allocation instruction, your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider’s Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. If termination occurred due to a change in Covered Person after the Benefit Election Date, your written reinstatement request must correct the change in Covered Person by directing us to designate under the reinstated rider the original Covered Person(s) that had been selected on the Benefit Election Date.
We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay rider Issue Date, Benefit Base, AWA, SecurePay Fee and, if applicable, Maximum Withdrawal Percentage, as it had prior to termination.
Tax Consequences
Treatment of Civil Unions and Domestic Partners.   If state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Rider. However, as described above in “Death Benefit — Continuation of the Contract by a Surviving Spouse,” for federal tax law purposes such individuals are not treated as “spouses.” In addition, if the Owner and the Beneficiary are no longer married as of the date of death, such individuals are no longer treated as “spouses” for federal tax law purposes. As a result, if a beneficiary of a deceased owner and the owner were parties to a civil union or domestic partnership, or if the Beneficiary and the deceased Owner were no longer married as of the date of death, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the SecurePay rider benefit while the surviving Beneficiary is still alive.
In addition, the rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay rider or purchase a new rider (depending on the date of death and whether the rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law because only such a spouse is eligible to continue the Contract under federal tax law.
An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay rider before consulting legal and financial advisers and carefully evaluating whether the SecurePay rider is suitable for his or her needs.
Other Tax Matters.   For a discussion of other tax consequences specific to the SecurePay rider, please see “TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Protected Lifetime Income Benefits” and “QUALIFIED RETIREMENT PLANS, Protected Lifetime Income Benefits.”
Required Minimum Distributions
If the SecurePay rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay rider, and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See “QUALIFIED RETIREMENT PLANS.”
After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.
In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.
In general, under the SecurePay rider, you may withdraw the greater of  (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.
Note: If you submit your Benefit Election Form before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.
ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS
In order to maintain the SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the rider.
Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below), (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below) or (3) allocate all of your Purchase Payments and Contract Value to one of the permissible single investment options. All of the investment options available under the Allocation Guidelines and Restrictions are described below. You may also allocate your Purchase Payments to the dollar cost averaging (“DCA”) Account(s), provided that transfers from the DCA Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.
Note: The Allocation Guidelines and Restrictions, as well as the inclusion of Funds that employ volatility management strategies in the Investment Options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay rider. The Allocation Guidelines and Restrictions, and the inclusion of Funds that employ volatility management strategies are designed to reduce the overall volatility of your Contract Value. During rising markets, the Allocation Guidelines and Restrictions and the Funds that employ volatility management strategies could cause Contract Value to rise less than would have been the case had you been invested in Funds with more aggressive investment strategies. Conversely, investing according to the Allocation Guidelines and Restrictions, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Funds’ equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund or Funds that feature volatility management strategies.
There is no guarantee that the Allocation Guidelines and Restrictions, or Funds with volatility management strategies, can limit volatility in your investment portfolio, and you may lose principal.
To the extent that the Allocation Guidelines and Restrictions and the Funds with managed volatility strategies are successful in reducing overall volatility, we will benefit from a reduction of the risk arising from our guarantee obligations under the rider and we will have less risk to hedge under the rider than would be the case if Owners did not invest in accordance with the Allocation Guidelines and Restrictions and in the Funds with managed volatility strategies.
The Allocation Guidelines and Restrictions and investment in Funds with managed volatility strategies may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.
Allocation by Investment Category.   The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the four categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.
These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.
Allocation by Investment Category
Category 1
Minimum Allocation: 40%
Maximum Allocation: 100%
American Funds® IS - The Bond Fund of America®
American Funds® IS - Capital World Bond Fund®
American Funds® IS - U.S. Government Securities Fund®
Columbia VP — Intermediate Bond
Columbia VP — Limited Duration Credit
Dimensional VA Global Bond
Dimensional VA Short-Term Fixed
Fidelity® VIP FundsManager 20%
Fidelity® VIP Investment Grade Bond
Goldman Sachs VIT Core Fixed Income
Invesco® V.I. Government Securities
Invesco® V.I. U.S. Government Money
Lord Abbett Series Fund - Short Duration Income
PIMCO VIT Low Duration
PIMCO VIT Short-Term
PIMCO VIT Total Return
Protective Life Dynamic Allocation Series — Conservative
Vanguard® VIF Money Market
Vanguard® VIF Short-Term Investment Grade
Vanguard® VIF Total Bond Market Index
Western Asset Core Plus VIT
Category 2
Minimum Allocation: 0%
Maximum Allocation: 60%
LVIP American Century Balanced (formerly, American Century Investments® VP Balanced)
American Funds® IS - Asset Allocation
American Funds® IS - Capital Income Builder®
American Funds® IS - Global Balanced
BlackRock 60/40 Target Allocation ETF V.I.
BlackRock Global Allocation V.I.
Columbia Variable Portfolio — Balanced
Columbia Variable Portfolio — Strategic Income
Dimensional VA Global Moderate Allocation
Fidelity® VIP Asset Manager
Fidelity® VIP Balanced
Fidelity® VIP Target Volatility
Franklin Income VIP
Franklin Strategic Income VIP
Goldman Sachs VIT Multi-Strategy Alternatives
Goldman Sachs VIT Trend Driven Allocation(1)
Invesco® V.I. Balanced-Risk Allocation(1)
Invesco® V.I. Equity and Income
Janus Henderson Balanced
Lord Abbett Series Fund - Bond Debenture
Morgan Stanley VIF Global Strategist
PIMCO VIT Income
PIMCO VIT All Asset
PIMCO VIT Emerging Markets Bonds
PIMCO VIT Global Diversified Allocation
PIMCO VIT High Yield
PIMCO VIT Long-Term U.S. Government
PIMCO VIT Real Return
Protective Life Dynamic Allocation Series — Moderate
T. Rowe Price® Moderate Allocation
Templeton Global Bond VIP
Vanguard® VIF Balanced
Vanguard® VIF Conservative Allocation
Vanguard® VIF Global Bond Index
Vanguard® VIF High Yield Bond
Vanguard® VIF Moderate Allocation
(1)
The Fund includes a volatility management strategy as part of the Fund’s investment objective and/or principal investment strategy. (See “Allocation Guidelines and Restrictions for Protected Lifetime Income Benefits.”)

Category 3
Minimum Allocation: 0%
Maximum Allocation: 25%
AB VPS Large Cap Growth
AB VPS Relative Value
American Funds® IS - Capital World Growth and Income Fund®
American Funds® IS - Global Growth
American Funds® IS - Growth
American Funds® IS - Growth-Income
American Funds® IS - Washington Mutual Investors FundSM
ClearBridge Variable Dividend Strategy
ClearBridge Variable Large Cap Growth
Dimensional VA Equity Allocation
Dimensional VA U.S. Large Value
Fidelity® VIP Asset Manager: Growth
Fidelity® VIP Contrafund
Fidelity® VIP FundsManager 60%
Fidelity® VIP FundsManager 85%
Fidelity® VIP Growth
Fidelity® VIP Health Care
Fidelity® VIP Mid Cap
Fidelity® VIP Utilities
Franklin Mutual Global Discovery VIP
Franklin Mutual Shares VIP
Franklin Rising Dividends VIP
Goldman Sachs VIT Strategic Growth
Invesco® V.I. Comstock
Invesco® V.I. Growth and Income
Invesco® V.I. EQV International Equity
Invesco® V.I. Main Street Fund®
Janus Henderson Forty
Lord Abbett Series Fund - Dividend Growth
MFS® VIT Growth
MFS® VIT II Core Equity
MFS® VIT II International Growth
MFS® VIT II International Intrinsic Value
MFS® VIT II Massachusetts Investors Growth Stock
MFS® VIT Total Return
Protective Life Dynamic Allocation Series — Growth
T. Rowe Price® All-Cap Opportunities
T. Rowe Price® Blue Chip Growth
Vanguard® VIF Capital Growth
Vanguard® VIF Diversified Value
Vanguard® VIF Equity Income
Vanguard® VIF Equity Index
Vanguard® VIF Growth
Vanguard® VIF Mid-Cap Index
Vanguard® VIF Total Stock Market Index

Category 4
No Allocation Permitted if SecurePay is Selected
AB VPS Discovery Value
AB VPS Small Cap Growth
LVIP American Century Disciplined Core Value (formerly, American Century Investments® VP Disciplined Core Value)
LVIP American Century International (formerly, American Century Investments® VP International)
LVIP American Century Ultra (formerly, American Century Investments® VP Ultra®)
American Funds® IS - Global Small Capitalization
American Funds® IS - International
American Funds® IS - New World Fund®
BlackRock International V.I.
ClearBridge Variable Mid Cap
ClearBridge Variable Small Cap Growth
Columbia Variable Portfolio — Emerging Markets Bond
Columbia Variable Portfolio — Select Mid Cap Value
Dimensional VA International Small
Dimensional VA International Value
Dimensional VA U.S. Targeted Value
Fidelity® VIP Energy
Fidelity® VIP Growth Opportunities
Fidelity® VIP International Capital Appreciation
Fidelity® VIP Materials
Fidelity® VIP Technology
Fidelity® VIP Value Strategies
Franklin DynaTech VIP
Franklin Small Cap Value VIP
Franklin Small-Mid Cap Growth VIP
Goldman Sachs VIT Mid Cap Growth
Goldman Sachs VIT Mid Cap Value
Goldman Sachs VIT Small Cap Equity Insights
Invesco® V.I. Global
Invesco® V.I. Global Real Estate
Invesco® V.I. Main Street Small Cap Fund®
Janus Henderson Global Technology and Innovation
Janus Henderson Global Sustainable Equity
Janus Henderson Overseas
Lord Abbett Series Fund - Fundamental Equity
Lord Abbett Series Fund - Growth Opportunities
MFS® VIT II Research International
MFS® VIT III Blended Research® Small Cap Equity
MFS® VIT III Global Real Estate
MFS® VIT III Mid Cap Value
MFS® VIT Mid Cap Growth
MFS® VIT New Discovery
Morgan Stanley VIF Growth
PIMCO VIT CommodityRealReturn® Strategy
Royce Capital Small-Cap
T. Rowe Price® Health Sciences
Templeton Developing Markets VIP
Templeton Foreign VIP
Vanguard® VIF International
Vanguard® VIF Real Estate Index
Vanguard® VIF Total International Stock Market Index

The Benefit Allocation Model Portfolios.   Each of the Model Portfolios except the Growth Focus model will satisfy our Allocation Guidelines and Restrictions, (the “Benefit Allocation Model Portfolios”). See “Asset Allocation Model Portfolios.”
In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and blended stock funds, or that emphasize blended stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.
The Benefit Allocation Model Portfolios may include Funds that employ volatility management strategies. For more information on how Funds with volatility management strategies may affect your Contract Value, and how such Funds may benefit us, see “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” above.
If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay rider.
Other asset allocation model portfolios composed of underlying Sub-Accounts made available from time to time as Investment Options under your Contract may also satisfy our Allocation Guidelines and Restrictions. For more information on the Allocation Guidelines and Restrictions applicable to available Portfolio Company Models, contact your financial adviser.
Permissible Single Investment Options.   You may also satisfy the Allocation Guidelines and Restrictions by allocating 100% of your Purchase Payments and Contract Value to one of the following permissible single investment options:
•
Protective Life Dynamic Allocation Series — Conservative Portfolio

•
Protective Life Dynamic Allocation Series — Moderate Portfolio

If more than one single investment option is available, you must allocate your Purchase Payments and Contract Value to only one of these options.
Changes to the Allocation Guidelines and Restrictions.   For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, Category 3, or Category 4. We will provide you with at least five business days prior written notice of any changes in classification of Investment Options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the Investment Options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider.
With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider. We will provide you with written notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.
We may add to, or remove from, the list of single investment options available to satisfy the Allocation Guidelines and Restrictions in our sole discretion at any time.
If you receive notice of a change to the Allocation Guidelines and Restrictions (including changes to your Benefit Allocation Model Portfolio), you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).
Portfolio Rebalancing.   You must elect portfolio rebalancing if you select the SecurePay rider. Under this program, we will “re-balance” your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Issue Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See “Portfolio Rebalancing.”)
Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time if, in our sole discretion, such change is necessary or appropriate to mitigate the risks and costs Protective Life assumes in offering the rider. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider (see below).
Note: Changes to the Allocation Guidelines and Restrictions, to the frequency of portfolio rebalancing or to the composition of the Model Portfolios, when and if applied to your Contract Value allocations, may negatively affect the overall performance of the Investment Options in the affected Sub-Accounts.
Prohibited Allocation Instructions.   If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a “Prohibited Allocation
instruction”), we will terminate your SecurePay rider. For example, if you are following the Allocation by Investment Category guidelines and you provide new instructions allocating 30% of your Contract Value to the Fidelity VIP Mid Cap Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 25% of your Contract Value.
For purposes of allocating your Purchase Payments and Contract Value, a Prohibited Allocation Instruction includes:
a.
allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions;

b.
directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

c.
transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions;

d.
deducting the proceeds of a withdrawal from an Investment Option so that the allocation of your Contract Value following the withdrawal is inconsistent with the Allocation Guidelines and Restrictions; or

e.
terminating the rebalancing of your Contract Value.

If we terminate your SecurePay rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See “Reinstating Your SecurePay Rider Within 30 Days of Termination,” as applicable.

SecurePay Rider under RightTime Reflecting the Current Charge [Member]
Prospectus:
Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,664	$19,736	$32,465	$62,774
Minimum Fund Expense	$2,409	$7,411	$12,666	$27,004

Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,664
Surrender Expense, 1 Year, Minimum [Dollars]	2,409
Surrender Expense, 3 Years, Maximum [Dollars]	19,736
Surrender Expense, 3 Years, Minimum [Dollars]	7,411
Surrender Expense, 5 Years, Maximum [Dollars]	32,465
Surrender Expense, 5 Years, Minimum [Dollars]	12,666
Surrender Expense, 10 Years, Maximum [Dollars]	62,774
Surrender Expense, 10 Years, Minimum [Dollars]	$ 27,004
Annuitize Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,664	$19,736	$32,465	$62,774
Minimum Fund Expense	$2,409	$7,411	$12,666	$27,004
		[6]
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,664	[6]
Annuitized Expense, 1 Year, Minimum [Dollars]	2,409	[6]
Annuitized Expense, 3 Years, Maximum [Dollars]	19,736	[6]
Annuitized Expense, 3 Years, Minimum [Dollars]	7,411	[6]
Annuitized Expense, 5 Years, Maximum [Dollars]	32,465	[6]
Annuitized Expense, 5 Years, Minimum [Dollars]	12,666	[6]
Annuitized Expense, 10 Years, Maximum [Dollars]	62,774	[6]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 27,004	[6]
No Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$6,664	$19,736	$32,465	$62,774
Minimum Fund Expense	$2,409	$7,411	$12,666	$27,004

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,664
No Surrender Expense, 1 Year, Minimum [Dollars]	2,409
No Surrender Expense, 3 Years, Maximum [Dollars]	19,736
No Surrender Expense, 3 Years, Minimum [Dollars]	7,411
No Surrender Expense, 5 Years, Maximum [Dollars]	32,465
No Surrender Expense, 5 Years, Minimum [Dollars]	12,666
No Surrender Expense, 10 Years, Maximum [Dollars]	62,774
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 27,004
SecurePay Rider under RightTime Reflecting the Maximum Charge [Member]
Prospectus:
Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$7,262	$21,442	$35,163	$67,446
Minimum Fund Expense	$3,018	$9,226	$15,673	$32,891

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,262
Surrender Expense, 1 Year, Minimum [Dollars]	3,018
Surrender Expense, 3 Years, Maximum [Dollars]	21,442
Surrender Expense, 3 Years, Minimum [Dollars]	9,226
Surrender Expense, 5 Years, Maximum [Dollars]	35,163
Surrender Expense, 5 Years, Minimum [Dollars]	15,673
Surrender Expense, 10 Years, Maximum [Dollars]	67,446
Surrender Expense, 10 Years, Minimum [Dollars]	$ 32,891
Annuitize Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$7,262	$21,442	$35,163	$67,446
Minimum Fund Expense	$3,018	$9,226	$15,673	$32,891
		[6]
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 7,262	[6]
Annuitized Expense, 1 Year, Minimum [Dollars]	3,018	[6]
Annuitized Expense, 3 Years, Maximum [Dollars]	21,442	[6]
Annuitized Expense, 3 Years, Minimum [Dollars]	9,226	[6]
Annuitized Expense, 5 Years, Maximum [Dollars]	35,163	[6]
Annuitized Expense, 5 Years, Minimum [Dollars]	15,673	[6]
Annuitized Expense, 10 Years, Maximum [Dollars]	67,446	[6]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 32,891	[6]
No Surrender Example [Table Text Block]
	1 year	3 years	5 years	10 years
Maximum Fund Expense	$7,262	$21,442	$35,163	$67,446
Minimum Fund Expense	$3,018	$9,226	$15,673	$32,891

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,262
No Surrender Expense, 1 Year, Minimum [Dollars]	3,018
No Surrender Expense, 3 Years, Maximum [Dollars]	21,442
No Surrender Expense, 3 Years, Minimum [Dollars]	9,226
No Surrender Expense, 5 Years, Maximum [Dollars]	35,163
No Surrender Expense, 5 Years, Minimum [Dollars]	15,673
No Surrender Expense, 10 Years, Maximum [Dollars]	67,446
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 32,891
C000221208 [Member]
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	0.31%	0.31%
Investment Options (Fund fees and expenses) (2)	0.11%	4.52%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% (3)	1.60% (4)
(1) We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
(2) As a percentage of Fund assets.
(3) As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.
(4) As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Pro Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.
Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $445	Highest Annual Cost: $6,664
Assumes:	Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Least expensive combination of Fund fees and expenses
●
No optional benefits
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges
●
No Advisory Fees

●
Investment of $100,000
●
5% annual appreciation
●
Most expensive combination of optional benefits and Fund fees and expenses
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges
●
No Advisory Fees

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Base Contract (N-4) Footnotes [Text Block]	We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay Pro Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $445	Highest Annual Cost: $6,664
Assumes:	Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Least expensive combination of Fund fees and expenses
●
No optional benefits
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges
●
No Advisory Fees

●
Investment of $100,000
●
5% annual appreciation
●
Most expensive combination of optional benefits and Fund fees and expenses
●
No additional Purchase Payments, transfers or withdrawals
●
No sales charges
●
No Advisory Fees

Lowest Annual Cost [Dollars]	$ 445
Highest Annual Cost [Dollars]	$ 6,664
C000221208 [Member] | Maximum Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
C000221208 [Member] | Return of Purchase Payments Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
C000221208 [Member] | SecurePay Pro Rider at Contract Purchase [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
C000221208 [Member] | SecurePay Pro Rider Later under RightTime Option [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%

[1]
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

[2]	As a percentage of Fund assets.
[3]	Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Contract Year. We will give written notice thirty (30) days before we impose a Transfer Fee. (See “CHARGES AND DEDUCTIONS, Transfer Fee” in the Prospectus.
[4]
Includes the annual contract maintenance fee. We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more. (See “CHARGES AND DEDUCTIONS, Contract Maintenance Fee” in the Prospectus.)

[5]
Base Contract Expenses include a mortality and expense risk charge equal on an annual basis to 0.20% of the average daily net assets of the Variable Account attributable to your Contract and an administration charge equal on an annual basis to 0.10% of average daily net assets of the Variable Account attributable to your Contract.

[6]
You may not choose an Annuity Date that is less than 1 year after the Issue Date. For more information, see “ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date" in the Prospectus. Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Date.

[7]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

[8]
If you have purchased the SecurePay Pro rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the SecurePay Pro rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	40%	100%
2	0%	60%
3	0%	25%
4	Not Permitted	Not Permitted

[9]
The Franklin Mutual Global Discovery VIP Fund Class 2, Franklin Mutual Shares VIP Fund Class 2, Templeton Foreign VIP Fund Class 2, Goldman Sachs VIT Mid Cap Value Fund Service Class, and Royce Capital Fund-Small-Cap Portfolio Service Class will not be available to Contracts issued on or after May 1, 2021.

[10]
The American Funds IS Capital Income Builder, Class 4; Franklin Strategic Income VIP, Class 2; Invesco V.I. EQV International Equity, Class 2 and Invesco V.I. Main Street, Class 2 will not be available to Contracts issued on or after May 1, 2022.

[11]	Not available to applications signed on or after April 26, 2024.
[12]
The “Annual Fund Expenses after any waivers or expense reimbursements” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Funds after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

[13]	For Contracts issued before December 13, 2024, the maximum fee for the Return of Purchase Payments Death Benefit is 0.20%.
[14]	Fee is calculated as a percentage of the Benefit Base.